    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 25, 2000

                                        1933 ACT REGISTRATION NO. 333-82663
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                       POST-EFFECTIVE AMENDMENT NO. 2 TO


                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                  LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT M
                           (EXACT NAME OF REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

              1300 South Clinton Street, Fort Wayne, Indiana 46802 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code
                                 (219) 455-2000

       Elizabeth Frederick, Esquire                      COPY TO:
The Lincoln National Life Insurance Company       Jeremy Sachs, Esquire
          1300 S. Clinton Street                The Lincoln National Life
               P.O. Box 1110                        Insurance Company
         Fort Wayne, Indiana 46802                  350 Church Street
  (NAME AND ADDRESS OF AGENT FOR SERVICE)        Hartford, CT 06103-1106

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registeredpursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for Registrant,for the fiscal year ending December 31, 1999 was filed March 24, 2000.

    It is proposed that this filing will become effective:



--   immediately on filing
 X   on September 5, 2000, pursuant to Rule 485(b)
--   60 days after filing pursuant to Rule 485(a)
--   on             pursuant to Rule 485(a)

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
1                              Cover Page; Highlights
2                              Cover Page
3                              *
4                              Distribution of Policies
5                              Lincoln Life (Lincoln Life, the Separate Account
                               and the General Account)
6(a)                           The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
6(b)                           *
9                              Legal Proceedings
10(a)-(c)                      Short-Term Right to Cancel the Policy;
                               Surrenders; Accumulation Value; Reports to Policy
                               Owners
10(d)                          Right to Exchange for a Fixed Benefit Policy;
                               Policy Loans; Surrenders; Allocation of Net
                               Premium Payments
10(e)                          Lapse and Reinstatement
10(f)                          Voting Rights
10(g)-(h)                      Substitution of Securities
10(i)                          Premium Payments; Transfers; Death Benefit;
                               Policy Values; Settlement Options
11                             The Funds
12                             The Funds
13                             Charges; Fees
14                             Issuance
15                             Premium Payments; Transfers
16                             The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
17                             Surrenders
18                             The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
19                             Reports to Policy Owners
20                             *
21                             Policy Loans
22                             *
23                             Lincoln Life (Lincoln Life, the Separate Account
                               and the General Account)

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
24                             Incontestability; Suicide; Misstatement of Age or
                               Sex
25                             Lincoln Life (Lincoln Life, the Separate Account
                               and the General Account)
26                             Fund Participation Agreements
27                             The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
28                             Directors and Officers of Lincoln Life
29                             Lincoln Life (Lincoln Life, the Separate Account
                               and the General Account)
30                             *
31                             *
32                             *
33                             *
34                             *
35                             *
37                             *
38                             Distribution of Policies
39                             Distribution of Policies
40                             *
41(a)                          Distribution of Policies
42                             *
43                             *
44                             The Funds; Premium Payments
45                             *
46                             Surrenders
47                             The Variable Account; Surrenders, Transfers
                               (Lincoln Life, the Separate Account and the
                               General Account)
48                             *
49                             *
50                             The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
51                             Cover Page; Highlights; Premium Payments; Right
                               to Exchange for a Fixed Benefit Policy
52                             Substitution of Securities
53                             Tax Matters
54                             *
55                             *

* Not Applicable

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

                       SUPPLEMENT DATED SEPTEMBER 5, 2000
                      TO THE PROSPECTUS DATED MAY 1, 2000
                            WHICH DESCRIBES LVUL(DB)

Please review this supplement carefully, because it contains new information not in the May 1, 2000 Prospectus. Keep this supplement with the Prospectus.

1.__ The following is added to the "No Lapse Provision" section on page 5:

The Coverage Protection Benefit Rider provides a limited additional means to help you maintain your death benefit protection and avoid the lapse of your Policy. In states where approved, it will automatically be a part of your Policy at Date of Issue. Please refer to page 32 for additional information.

2.__ The following is added to the LAPSE AND REINSTATEMENT section on page 32:

COVERAGE PROTECTION BENEFIT RIDER

This rider provides you with additional protection to prevent a lapse in you Policy. It protects your Policy from lapse as long as the Coverage Protection Value is not less than zero, therefore providing you a means of maintaining the death benefit when there are insufficient funds in your account to pay for that month's cost of Insurance charges. It is a limited benefit in that it does not provide any additional death benefit amount or any increase in your cash surrender value. Also, it does not provide any type of market performance guarantee, nor does it offer protection against the lapse of your Policy due to actual investment gains or losses that are worse than expected.

We calculate the Coverage Protection Value in a fashion similar to the Net Accumulation Value, but use current expenses and a unique table of guaranteed monthly insurance factors called the Coverage Protection Factors. We fix these factors at Date of Issue for the life of the Policy. We also use an Investment Adjustment in lieu of any actual gain or loss due to market performance of the Variable Account and in lieu of any actual interest credited to the Fixed Account. The Investment Adjustment is intended to reflect a gain, or loss, in relative proportion to what is realized in calculating the Net Accumulation Value for that period.

You will automatically be issued this rider in states where it has been approved. In certain states, the rider may be provided under a different name. If available in your state, the rider will be effective as of the Date of Issue of your Policy.

                               Supplement Page 1
29899 5/00.2

3.__ The following replaces the listing in the DIRECTORS AND OFFICERS OF LINCOLN
     LIFE section on pages 39-40:

NANCY J. ALFORD                     Vice President [4/96 - present]. The
Vice President                      Lincoln National Life Insurance Company.
                                    Formerly; Second Vice President [1/90 -
                                    4/96], The Lincoln National Life Insurance
                                    Company.
ROLAND C. BAKER                     Vice President [1/95 - present], The
Vice President                      Lincoln National Life Insurance Company,
1801 S. Meyers Rd.                  President and Director, First Penn Pacific
Oakbrook Terrace, IL 60181          Life Insurance Company.
JON A. BOSCIA                       President, Chief Executive Officer and
President and Director              Director [1/98 - present], Lincoln
1500 Market Street                  National Corporation]. Formerly:
Suite 3900                          President, Chief Executive Officer and
Philadelphia, PA 19102              Director [10/96 - 1/98] and President and
                                    Chief Operating Officer [5/94 - 10/96],
                                    The Lincoln National Life Insurance
                                    Company.
JANET CHRAZN                        Senior Vice President and Chief Financial
Senior Vice President               Officer [4/00 - present], The Lincoln
and Chief Financial Officer         National Life Insurance Company. Formerly:
                                    Vice President and Treasurer [8/95 -
                                    4/00], The Lincoln National Life Insurance
                                    Company.
JOHN H. GOTTA                       Chief Executive Officer of Life Insurance,
Chief Executive Officer             Senior Vice President, and Director
of Life Insurance, Senior           [12/99 - present], The Lincoln National
Vice President, Assistant           Life Insurance Company. Formerly: Senior
Secretary and Director              Vice President and and Assistant Secretary
350 Church Street                   [4/98 - 12/99], Senior Vice President
Hartford, CT 06103                  [2/98 - 4/98], Vice President and General
                                    Manager [1/98 - 2/98], The Lincoln
                                    National Life Insurance Company. Formerly:
                                    Senior Vice Vice President [3/96 -
                                    12/97], Connecticut General Life Insurance
                                    Company; Vice President [8/94 - 3/96],
                                    Connecticut (Massachusetts Mutual) Mutual
                                    Life Insurance Company.
HALDEMAN, CHARLES E.                Director [7/00 - present], The Lincoln
Director                            National Life Insurance Company;
One Commerce                        President, Chief Executive Officer and
2005 Market Street                  Director [1/00 - present], Lincoln
Philadelphia, PA 19103              National Investment Companies,
                                    Incorporated; President, Chief Executive
                                    Officer and Director [1/00 - present],
                                    Delaware Management Holdings,
                                    Incorporated; President and Director
                                    [7/00 - present], Lincoln Investment
                                    Management, Incorporated. Formerly:
                                    President and Chief Operating Officer
                                    [2/98 - 1/00], United Asset Management
                                    Corporation; Director and Partner 1/85 -
                                    12/99], Cooke & Bieler, Incorporated.
J. MICHAEL HEMP                     President and Director [7/97 - present],
Senior Vice President               Lincoln Financial Advisors Incorporated;
350 Church Street                   Senior Vice President [formerly Vice
Hartford, CT 06103                  President] [10/95 - present], The Lincoln
                                    National Life Insurance Company. Formerly:
                                    Regional Chief Executive Officer [11/79 -
                                    10/95], Lincoln/Dallas RMO.

                               Supplement Page 2

STEPHEN H. LEWIS                    Senior Vice President and Director
Senior Vice President               [6/00 - present], The Lincoln National
And Director                        Life Insurance Company. Formerly: Interim
                                    Chief Executive Officer of Annuities and
                                    Senior Vice President [12/99 - 6/00],
                                    Senior Vice President, [5/94 - 12/99], The
                                    Lincoln National Life Insurance Company.
GARY W. PARKER                      Senior Vice President and Chief Product
Senior Vice President and           Officer [3/00 - present], Vice President,
Chief Product Officer               Product Management [7/98 - 3/00], The
350 Church Street                   Lincoln National Life Insurance Company.
Hartford, CT 06103                  Formerly: Senior Vice President, Life
                                    Products [10/97 - 6/98], Vice President,
                                    Marketing Services [9/89 - 10/97], Life of
                                    Virginia.
LAWRENCE T. ROWLAND                 Executive Vice President [10/96 -
Executive Vice President            present], Formerly: Senior Vice President
and Director                        [1/93 - 10/96], The Lincoln National Life
One Reinsurance Place               Insurance Company. Chairman, Chief
1700 Magnavox Way                   Executive Officer, President and Director
Fort Wayne, IN 46802                [10/96 - present], Senior Vice President
                                    [10/95 - 10/96], Vice President [10/91 -
                                    10/95], Lincoln National Reassurance
                                    Company.
KEITH J. RYAN                       Vice President, Controller and Chief
Vice President, Controller          Accounting Officer [1/96 - present], The
and Chief Accounting Officer        Lincoln National Life Insurance Company.
LORRY J. STENSRUD                   Chief Executive Officer of Annuities,
Chief Executive Officer             Executive Vice President and Director
of Annuities, Executive             [6/00 - present], The Lincoln National
Vice President and Director         Life Insurance Company. Formerly:
                                    President and Chief Executive Officer
                                    [6/95 - 6/00], Cova Life Insurance (Xerox
                                    Life).
TODD R. STEPHENSON                  Senior Vice President and Treasurer
Senior Vice President               [4/00 - present], The Lincoln National
And Treasurer                       Life Insurance Company. Formerly: Senior
                                    Vice President, Chief Financial Officer
                                    and Assistant Treasurer [3/99 - 4/00],
                                    The Lincoln National Life Insurance
                                    Company; Senior Vice President and Chief
                                    Operating Officer [1/98 - 3/99], Lincoln
                                    Life & Annuity Distributors, Inc.; Senior
                                    Vice President and Chief Operating Officer
                                    [1/98 - 3/99], Lincoln Financial Advisors
                                    Corporation; Senior Vice President,
                                    Treasurer, Chief Financial Officer and
                                    Director [2/95 - 12/97], American States
                                    Insurance Company.
RICHARD C. VAUGHAN                  Executive Vice President and Chief
Director                            Financial Officer [1/95 - present],
Centre Square                       Formerly: Senior Vice President and Chief
West Tower                          Financial Officer [6/92 - 1/95], Lincoln
1500 Market Street                  National Corporation.
Suite 3900
Philadelphia, PA 19102
MICHAEL R. WALKER                   Senior Vice President and Chief
Senior Vice President and           Development Officer [3/00 - present],
Chief Development Officer           Senior Vice President [1/98 - 3/00], Vice
350 Church Street                   President [1/96 - 1/98], The Lincoln
Hartford, CT 06103                  National Life Insurance Company. Formerly:
                                    Vice President [3/93 - 1/96], Employers
                                    Health Insurance Company.

                               Supplement Page 3

4.__ The following is added to APPENDIX 4 ILLUSTRATIONS OF ACCUMULATION VALUES,
     SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS, at the end of the last paragraph on page 50:

If the Coverage Protection Benefit is in effect for a Policy, then the Death Benefit may remain available for a longer period than is shown on these illustrations.

5.__ The following Financial Statements are required to be added, based on the timing of this Supplement.

Lincoln Life Flexible Premium Variable Life Account M: as of June 30, 2000--unaudited.

The Lincoln National Life Insurance Company: as of June 30, 2000--unaudited.

                               Supplement Page 4

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY
JUNE 30, 2000 (UNAUDITED)

                                                   AIM            AIM                         AIM
                                                   V.I.           V.I.          AIM           V.I.            AIM
                                                   CAPITAL        DIVERSIFIED   V.I.          INTERNATIONAL   V.I.
                                                   APPRECIATION   INCOME        GROWTH        EQUITY          VALUE
                                    COMBINED       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
  -----------------------------------------------------------------------------------------------------------------------
  ASSETS
    Investments at Market--
    Affiliated (Cost $39,945,960)   $ 40,803,874    $       --     $      --    $        --    $        --    $        --
    Investments at Market--
    Unaffiliated (Cost
    $139,475,744)                    146,639,335     4,213,855       514,826     18,073,731      1,142,819     23,113,974
  --------------------------------  ------------    ----------     ---------    -----------    -----------    -----------
    Total Investments                187,443,209     4,213,855       514,826     18,073,731      1,142,819     23,113,974
  LIABILITY--
  Payable to The Lincoln National
     Life Insurance Company                3,950            91            11            375             25            482
  --------------------------------  ------------    ----------     ---------    -----------    -----------    -----------
  NET ASSETS                        $187,439,259    $4,213,764     $ 514,815    $18,073,356    $ 1,142,794    $23,113,492
  --------------------------------  ============    ==========     =========    ===========    ===========    ===========
  Percent of net assets                   100.00%         2.25%         0.27%          9.64%          0.61%         12.33%
  --------------------------------  ============    ==========     =========    ===========    ===========    ===========

  NET ASSETS ARE REPRESENTED BY:
  VUL I Policies:
    Units in accumulation period                       247,704        53,954        329,688             --        459,179
    Unit value                                      $   17.011     $   9.542    $    16.331    $        --    $    14.902
  --------------------------------                  ----------     ---------    -----------    -----------    -----------
                                                     4,213,764       514,815      5,384,061             --      6,842,831
  --------------------------------                  ----------     ---------    -----------    -----------    -----------
  VUL-CV Policies:
    Units in accumulation period                            --            --        924,182         67,346      1,257,215
    Unit value                                      $       --     $      --    $    13.042    $    13.533    $    11.774
  --------------------------------                  ----------     ---------    -----------    -----------    -----------
                                                            --            --     12,052,832        911,412     14,802,838
  --------------------------------                  ----------     ---------    -----------    -----------    -----------
  VUL-DB Policies:
    Units in accumulation period                            --            --         47,751         18,452        120,968
    Unit value                                      $       --     $      --    $    13.329    $    12.540    $    12.134
  --------------------------------                  ----------     ---------    -----------    -----------    -----------
                                                            --            --        636,464        231,381      1,467,822
  --------------------------------                  ----------     ---------    -----------    -----------    -----------
  NET ASSETS                                        $4,213,764     $ 514,815    $18,073,356    $ 1,142,794    $23,113,492
  --------------------------------                  ==========     =========    ===========    ===========    ===========

                                                 AFIS         AFIS             BARON        DEUTSCHE       DEUTSCHE
                                    AFIS         GROWTH-      GLOBAL SMALL     CAPITAL      VIT            VIT
                                    GROWTH       INCOME       CAPITALIZATION   ASSET        EAFE           EQUITY
                                    CLASS 2      CLASS 2      CLASS 2          12B1         EQUITY INDEX   500 INDEX
                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT       SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
  --------------------------------
  ASSETS
    Investments at Market--
    Affiliated (Cost $39,945,960)   $       --   $      --      $        --    $      --    $        --    $        --
    Investments at Market--
    Unaffiliated (Cost
    $139,475,744)                    1,964,994     598,832          313,889      729,368      1,269,491     26,295,485
  --------------------------------  ----------   ---------      -----------    ---------    -----------    -----------
    Total Investments                1,964,994     598,832          313,889      729,368      1,269,491     26,295,485
  LIABILITY--
  Payable to The Lincoln National
     Life Insurance Company                 41          13                7           15             26            554
  --------------------------------  ----------   ---------      -----------    ---------    -----------    -----------
  NET ASSETS                        $1,964,953   $ 598,819      $   313,882    $ 729,353    $ 1,269,465    $26,294,931
  --------------------------------  ==========   =========      ===========    =========    ===========    ===========
  Percent of net assets                   1.05%       0.32%            0.17%        0.39%          0.68%         14.03%
  --------------------------------  ==========   =========      ===========    =========    ===========    ===========
  NET ASSETS ARE REPRESENTED BY:
  VUL I Policies:
    Units in accumulation period            --          --               --           --             --        854,461
    Unit value                      $       --   $      --      $        --    $      --    $        --    $    13.182
  --------------------------------  ----------   ---------      -----------    ---------    -----------    -----------
                                            --          --               --           --             --     11,263,791
  --------------------------------  ----------   ---------      -----------    ---------    -----------    -----------
  VUL-CV Policies:
    Units in accumulation period       170,224      56,744           29,583       60,472        100,436      1,319,319
    Unit value                      $   10.198   $   9.940      $     9.534    $  11.354    $    11.727    $    10.930
  --------------------------------  ----------   ---------      -----------    ---------    -----------    -----------
                                     1,735,972     564,020          282,048      686,588      1,177,848     14,419,681
  --------------------------------  ----------   ---------      -----------    ---------    -----------    -----------
  VUL-DB Policies:
    Units in accumulation period        14,958       3,120            2,338        3,348          8,206         52,678
    Unit value                      $   15.309   $  11.153      $    13.616    $  12.772    $    11.164    $    11.607
  --------------------------------  ----------   ---------      -----------    ---------    -----------    -----------
                                       228,982      34,799           31,833       42,765         91,616        611,458
  --------------------------------  ----------   ---------      -----------    ---------    -----------    -----------
  NET ASSETS                        $1,964,953   $ 598,819      $   313,882    $ 729,353    $ 1,269,465    $26,294,931
  --------------------------------  ==========   =========      ===========    =========    ===========    ===========

See accompanying notes.

                                                               Supplement Page 5

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2000 (UNAUDITED)

                                             DEUTSCHE
                                             VIT                                    DGPF         DGPF
                                             SMALL        DGPF         DGPF         EMERGING     SMALL        DGPF
                                             CAP INDEX    HIGH YIELD   DEVON        MARKETS      CAP VALUE    REIT
                                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
  ----------------------------------------------------------------------------------------------------------------------
  ASSETS
    Investments at Market--Affiliated
    (Cost $39,945,960)                       $       --   $ 408,860    $ 172,214    $ 951,415    $3,923,668   $ 162,701
    Investments at Market--Unaffiliated
    (Cost $139,475,744)                       1,519,044          --           --           --            --          --
  -----------------------------------------  ----------   ---------    ---------    ---------    ----------   ---------
    Total Investments                         1,519,044     408,860      172,214      951,415     3,923,668     162,701
  LIABILITY--
  Payable to The Lincoln National Life
     Insurance Company                               31           8            4           21            85           3
  -----------------------------------------  ----------   ---------    ---------    ---------    ----------   ---------
  NET ASSETS                                 $1,519,013   $ 408,852    $ 172,210    $ 951,394    $3,923,583   $ 162,698
  -----------------------------------------  ==========   =========    =========    =========    ==========   =========
  Percent of net assets                            0.81%       0.22%        0.09%        0.51%         2.09%       0.09%
  -----------------------------------------  ==========   =========    =========    =========    ==========   =========

  NET ASSETS ARE REPRESENTED BY:
  VUL I Policies:
    Units in accumulation period                     --          --           --       28,862       182,381          --
    Unit value                               $       --   $      --    $      --    $  10.393    $    9.177   $      --
  -----------------------------------------  ----------   ---------    ---------    ---------    ----------   ---------
                                                     --          --           --      299,969     1,673,788          --
  -----------------------------------------  ----------   ---------    ---------    ---------    ----------   ---------
  VUL-CV Policies:
    Units in accumulation period                124,102      40,517       19,431       46,924       207,127      14,751
    Unit value                               $   11.638   $   8.674    $   8.821    $  11.063    $    9.448   $  10.649
  -----------------------------------------  ----------   ---------    ---------    ---------    ----------   ---------
                                              1,444,288     351,430      171,393      519,117     1,956,856     157,083
  -----------------------------------------  ----------   ---------    ---------    ---------    ----------   ---------
  VUL-DB Policies:
    Units in accumulation period                  5,951       6,147           80       11,639        27,663         466
    Unit value                               $   12.557   $   9.342    $  10.245    $  11.367    $   10.589   $  12.049
  -----------------------------------------  ----------   ---------    ---------    ---------    ----------   ---------
                                                 74,724      57,422          818      132,308       292,939       5,615
  -----------------------------------------  ----------   ---------    ---------    ---------    ----------   ---------
  NET ASSETS                                 $1,519,013   $ 408,852    $ 172,210    $ 951,394    $3,923,583   $ 162,698
  -----------------------------------------  ==========   =========    =========    =========    ==========   =========

                                                                                       FIDELITY
                                                          FIDELITY     FIDELITY        VIP             FIDELITY     FIDELITY
                                                          VIP          VIP             HIGH            VIP II       VIP II
                                             DGPF         EQUITY-      GROWTH          INCOME          ASSET        CONTRAFUND
                                             TREND        INCOME       SERVICE CLASS   SERVICE CLASS   MANAGER      SERVICE CLASS
                                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
  -----------------------------------------
  ASSETS
    Investments at Market--Affiliated
    (Cost $39,945,960)                       $8,424,159   $       --    $       --      $       --     $       --    $       --
    Investments at Market--Unaffiliated
    (Cost $139,475,744)                       4,616,868       47,931         8,614         959,333      5,677,669     5,677,669
  -----------------------------------------  ----------   ----------    ----------      ----------     ----------    ----------
    Total Investments                         8,424,159    4,616,868        47,931           8,614        959,333     5,677,669
  LIABILITY--
  Payable to The Lincoln National Life
     Insurance Company                              176          102             1              --             21           118
  -----------------------------------------  ----------   ----------    ----------      ----------     ----------    ----------
  NET ASSETS                                 $8,423,983   $4,616,766    $   47,930      $    8,614     $  959,312    $5,677,551
  -----------------------------------------  ==========   ==========    ==========      ==========     ==========    ==========
  Percent of net assets                            4.49%        2.46%         0.03%           0.01%          0.51%         3.03%
  -----------------------------------------  ==========   ==========    ==========      ==========     ==========    ==========
  NET ASSETS ARE REPRESENTED BY:
  VUL I Policies:
    Units in accumulation period                137,291      441,110            --              --         82,874            --
    Unit value                               $   21.269   $   10.466    $       --      $       --     $   11.576    $       --
  -----------------------------------------  ----------   ----------    ----------      ----------     ----------    ----------
                                              2,920,090    4,616,766            --              --        959,312            --
  -----------------------------------------  ----------   ----------    ----------      ----------     ----------    ----------
  VUL-CV Policies:
    Units in accumulation period                290,513           --         4,527             775             --       452,846
    Unit value                               $   17.789   $       --    $   10.078      $    9.947     $       --    $   11.269
  -----------------------------------------  ----------   ----------    ----------      ----------     ----------    ----------
                                              5,167,943           --        45,621           7,711             --     5,103,020
  -----------------------------------------  ----------   ----------    ----------      ----------     ----------    ----------
  VUL-DB Policies:
    Units in accumulation period                 21,212           --           229              91             --        48,294
    Unit value                               $   15.838   $       --    $   10.076      $    9.946     $       --    $   11.896
  -----------------------------------------  ----------   ----------    ----------      ----------     ----------    ----------
                                                335,949           --         2,309             903             --       574,531
  -----------------------------------------  ----------   ----------    ----------      ----------     ----------    ----------
  NET ASSETS                                 $8,423,983   $4,616,766    $   47,930      $    8,614     $  959,312    $5,677,551
  -----------------------------------------  ==========   ==========    ==========      ==========     ==========    ==========

See accompanying notes.

Supplement Page 6

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2000 (UNAUDITED)

                                                                                                JANUS
                                                     FIDELITY                     JANUS         ASPEN
                                        FIDELITY     VIP III         JANUS        ASPEN         SERIES
                                        VIP II       GROWTH          ASPEN        SERIES        GLOBAL
                                        INVESTMENT   OPPORTUNITIES   SERIES       WORLDWIDE     TECHNOLOGY      LN
                                        GRADE BOND   SERVICE CLASS   BALANCED     GROWTH        SERVICE CLASS   BOND
                                        SUBACCOUNT   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
  ------------------------------------------------------------------------------------------------------------------------
  ASSETS
    Investments at Market--Affiliated
    (Cost $39,945,960)                  $       --    $        --    $       --   $        --    $       --     $6,213,065
    Investments at
    Market--Unaffiliated (Cost
    $139,475,744)                        2,463,575      2,569,011     7,255,746    11,509,491        52,089             --
  ------------------------------------  ----------    -----------    ----------   -----------    ----------     ----------
    Total Investments                    2,463,575      2,569,011     7,255,746    11,509,491        52,089      6,213,065
  LIABILITY--
  Payable to The Lincoln National Life
     Insurance Company                          54             52           153           240             1            130
  ------------------------------------  ----------    -----------    ----------   -----------    ----------     ----------
  NET ASSETS                            $2,463,521    $ 2,568,959    $7,255,593   $11,509,251    $   52,088     $6,212,935
  ------------------------------------  ==========    ===========    ==========   ===========    ==========     ==========
  Percent of net assets                       1.31%          1.37%         3.87%         6.14%         0.03%          3.31%
  ------------------------------------  ==========    ===========    ==========   ===========    ==========     ==========

  NET ASSETS ARE REPRESENTED BY:
  VUL I Policies:
    Units in accumulation period           231,755             --            --            --            --             --
    Unit value                          $   10.630    $        --    $       --   $        --    $       --     $       --
  ------------------------------------  ----------    -----------    ----------   -----------    ----------     ----------
                                         2,463,521             --            --            --            --             --
  ------------------------------------  ----------    -----------    ----------   -----------    ----------     ----------
  VUL-CV Policies:
    Units in accumulation period                --        256,675       519,551       643,554         5,068        566,651
    Unit value                          $       --    $     9.645    $   11.416   $    15.341    $   10.091     $   10.211
  ------------------------------------  ----------    -----------    ----------   -----------    ----------     ----------
                                                --      2,475,592     5,931,124     9,872,598        51,144      5,785,843
  ------------------------------------  ----------    -----------    ----------   -----------    ----------     ----------
  VUL-DB Policies:
    Units in accumulation period                --          8,928       111,640       111,550            94         41,677
    Unit value                          $       --    $    10.457    $   11.864   $    14.672    $   10.089     $   10.248
  ------------------------------------  ----------    -----------    ----------   -----------    ----------     ----------
                                                --         93,368     1,324,469     1,636,653           944        427,091
  ------------------------------------  ----------    -----------    ----------   -----------    ----------     ----------
  NET ASSETS                            $2,463,521    $ 2,568,959    $7,255,593   $11,509,251    $   52,088     $6,212,935
  ------------------------------------  ==========    ===========    ==========   ===========    ==========     ==========


                                                                    LN
                                        LN             LN           GLOBAL       LN            LN           MFS
                                        CAPITAL        EQUITY-      ASSET        MONEY         SOCIAL       EMERGING
                                        APPRECIATION   INCOME       ALLOCATION   MARKET        AWARENESS    GROWTH
                                        SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
  ------------------------------------
  ASSETS
    Investments at Market--Affiliated
    (Cost $39,945,960)                   $5,214,272    $ 505,692    $ 273,344    $13,633,477   $ 921,007    $        --
    Investments at
    Market--Unaffiliated (Cost
    $139,475,744)                                --           --           --             --          --     12,874,423
  ------------------------------------   ----------    ---------    ---------    -----------   ---------    -----------
    Total Investments                     5,214,272      505,692      273,344     13,633,477     921,007     12,874,423
  LIABILITY--
  Payable to The Lincoln National Life
     Insurance Company                          108           11            6            296          19            268
  ------------------------------------   ----------    ---------    ---------    -----------   ---------    -----------
  NET ASSETS                             $5,214,164    $ 505,681    $ 273,338    $13,633,181   $ 920,988    $12,874,155
  ------------------------------------   ==========    =========    =========    ===========   =========    ===========
  Percent of net assets                        2.78%        0.27%        0.15%          7.27%       0.49%          6.87%
  ------------------------------------   ==========    =========    =========    ===========   =========    ===========
  NET ASSETS ARE REPRESENTED BY:
  VUL I Policies:
    Units in accumulation period                 --           --           --        321,001          --        216,892
    Unit value                           $       --    $      --    $      --    $    10.868   $      --    $    19.513
  ------------------------------------   ----------    ---------    ---------    -----------   ---------    -----------
                                                 --           --           --      3,488,551          --      4,232,120
  ------------------------------------   ----------    ---------    ---------    -----------   ---------    -----------
  VUL-CV Policies:
    Units in accumulation period            356,247       47,377       24,360        720,277      79,015        494,120
    Unit value                           $   13.130    $   9.493    $  10.646    $    10.513   $  11.344    $    16.059
  ------------------------------------   ----------    ---------    ---------    -----------   ---------    -----------
                                          4,677,566      449,764      259,332      7,571,071     896,326      7,935,155
  ------------------------------------   ----------    ---------    ---------    -----------   ---------    -----------
  VUL-DB Policies:
    Units in accumulation period             40,974        5,120        1,273        249,507       2,045         45,283
    Unit value                           $   13.096    $  10.922    $  10.999    $    10.315   $  12.057    $    15.610
  ------------------------------------   ----------    ---------    ---------    -----------   ---------    -----------
                                            536,598       55,917       14,005      2,573,559      24,661        706,880
  ------------------------------------   ----------    ---------    ---------    -----------   ---------    -----------
  NET ASSETS                             $5,214,164    $ 505,681    $ 273,338    $13,633,181   $ 920,988    $12,874,155
  ------------------------------------   ==========    =========    =========    ===========   =========    ===========

See accompanying notes.

                                                               Supplement Page 7

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2000 (UNAUDITED)

                                                                                       OCC
                                   MFS                       NB AMT                    ACCUMULATION   OCC            TEMPLETON
                                   TOTAL        MFS          MID-CAP      NB AMT       GLOBAL         ACCUMULATION   ASSET
                                   RETURN       UTILITIES    GROWTH       PARTNERS     EQUITY         MANAGED        STRATEGY
                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
  -----------------------------------------------------------------------------------------------------------------------------
  ASSETS
    Investments at
    Market--Affiliated
    (Cost $39,945,960)             $       --   $       --   $       --   $      --    $        --    $        --    $      --
    Investments at
    Market--Unaffiliated (Cost
    $139,475,744)                   2,926,045    3,229,292    3,426,812     393,674        734,695        809,671      388,309
  -------------------------------  ----------   ----------   ----------   ---------    -----------    -----------    ---------
    Total Investments               2,926,045    3,229,292    3,426,812     393,674        734,695        809,671      388,309
  LIABILITY--
  Payable to The Lincoln National
     Life Insurance Company                63           69           71           8             16             18            8
  -------------------------------  ----------   ----------   ----------   ---------    -----------    -----------    ---------
  NET ASSETS                       $2,925,982   $3,229,223   $3,426,741   $ 393,666    $   734,679    $   809,653    $ 388,301
  -------------------------------  ==========   ==========   ==========   =========    ===========    ===========    =========
  Percent of net assets                  1.56%        1.72%        1.83%       0.21%          0.39%          0.43%        0.21%
  -------------------------------  ==========   ==========   ==========   =========    ===========    ===========    =========

  NET ASSETS ARE REPRESENTED BY:
  VUL I Policies:
    Units in accumulation period      181,459      116,385           --          --         60,106         82,286       31,642
    Unit value                     $   10.859   $   14.483   $       --   $      --    $    12.223    $     9.839    $  12.272
  -------------------------------  ----------   ----------   ----------   ---------    -----------    -----------    ---------
                                    1,970,415    1,685,577           --          --        734,679        809,653      388,301
  -------------------------------  ----------   ----------   ----------   ---------    -----------    -----------    ---------
  VUL-CV Policies:
    Units in accumulation period       88,371      112,312      183,650      37,313             --             --           --
    Unit value                     $   10.058   $   12.590   $   16.934   $   9.425    $        --    $        --    $      --
  -------------------------------  ----------   ----------   ----------   ---------    -----------    -----------    ---------
                                      888,846    1,414,034    3,109,876     351,700             --             --           --
  -------------------------------  ----------   ----------   ----------   ---------    -----------    -----------    ---------
  VUL-DB Policies:
    Units in accumulation period        6,250       10,397       18,472       3,722             --             --           --
    Unit value                     $   10.675   $   12.466   $   17.154   $  11.274    $        --    $        --    $      --
  -------------------------------  ----------   ----------   ----------   ---------    -----------    -----------    ---------
                                       66,721      129,612      316,865      41,965             --             --           --
  -------------------------------  ----------   ----------   ----------   ---------    -----------    -----------    ---------
  NET ASSETS                       $2,925,982   $3,229,223   $3,426,741   $ 393,666    $   734,679    $   809,653    $ 388,301
  -------------------------------  ==========   ==========   ==========   =========    ===========    ===========    =========

                                                 TEMPLETON                    TEMPLETON
                                 TEMPLETON       INTERNATIONAL   TEMPLETON    GROWTH
                                 INTERNATIONAL   SECURITIES      GROWTH       SECURITIES
                                 SECURITIES      CLASS 2         SECURITIES   CLASS 2
                                 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
  -----------------------------
  ASSETS
    Investments at
    Market--Affiliated
    (Cost $39,945,960)            $        --     $        --    $      --    $      --
    Investments at
    Market--Unaffiliated (Cost
    $139,475,744)                   3,754,531       2,322,635      614,800      253,813
  -----------------------------   -----------     -----------    ---------    ---------
    Total Investments               3,754,531       2,322,635      614,800      253,813
  LIABILITY--
  Payable to The Lincoln Nation
     Life Insurance Company                82              48           13            6
  -----------------------------   -----------     -----------    ---------    ---------
  NET ASSETS                      $ 3,754,449     $ 2,322,587    $ 614,787    $ 253,807
  -----------------------------   ===========     ===========    =========    =========
  Percent of net assets                  2.00%           1.24%        0.33%        0.14%
  -----------------------------   ===========     ===========    =========    =========
  NET ASSETS ARE REPRESENTED BY
  VUL I Policies:
    Units in accumulation perio       317,810              --       50,289           --
    Unit value                    $    11.814     $        --    $  12.225    $      --
  -----------------------------   -----------     -----------    ---------    ---------
                                    3,754,449              --      614,787           --
  -----------------------------   -----------     -----------    ---------    ---------
  VUL-CV Policies:
    Units in accumulation perio            --         199,488           --       16,075
    Unit value                    $        --     $    11.275    $      --    $  11.890
  -----------------------------   -----------     -----------    ---------    ---------
                                           --       2,249,290           --      191,141
  -----------------------------   -----------     -----------    ---------    ---------
  VUL-DB Policies:
    Units in accumulation perio         6,267              --        5,044
    Unit value                    $        --     $    11.696    $      --    $  12.424
  -----------------------------   -----------     -----------    ---------    ---------
                                           --          73,297           --       62,666
  -----------------------------   -----------     -----------    ---------    ---------
  NET ASSETS                      $ 3,754,449     $ 2,322,587    $ 614,787    $ 253,807
  -----------------------------   ===========     ===========    =========    =========

See accompanying notes.

Supplement Page 8

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                            AIM V.I.       AIM V.I.                   AIM V.I.
                                                            CAPITAL        DIVERSIFIED   AIM V.I.     INTERNATIONAL   AIM V.I.
                                                            APPRECIATION   INCOME        GROWTH       EQUITY          VALUE
                                              COMBINED      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
Net Investment Income (Loss):
  Dividends from investment income            $ 5,039,670    $       --     $      --    $      --     $        --    $      --
  Dividends from net realized gains on
     investments                                       --            --            --           --              --           --
  Mortality and expense guarantees:
    VUL I                                        (222,607)      (15,503)       (1,935)     (20,075)             --      (25,983)
    VUL-CV                                       (331,816)           --            --      (35,150)         (2,140)     (44,745)
    VUL-DB                                        (28,199)           --            --       (1,397)           (252)      (3,142)
--------------------------------------------  -----------    ----------     ---------    ---------     -----------    ---------
NET INVESTMENT INCOME (LOSS)                    4,457,048       (15,503)       (1,935)     (56,622)         (2,392)     (73,870)
Net Realized and Unrealized Gain (Loss) on
   Investments:
  Net realized gain (loss) on investments         911,646        73,364        (4,155)      83,931          27,983       95,370
  Net change in unrealized appreciation or
     depreciation on investments               (4,315,160)      249,633          (392)     571,505         (61,177)    (343,408)
--------------------------------------------  -----------    ----------     ---------    ---------     -----------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                 (3,403,514)      322,997        (4,547)     655,436         (33,194)    (248,038)
--------------------------------------------  -----------    ----------     ---------    ---------     -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  $ 1,053,534    $  307,494     $  (6,482)   $ 598,814     $   (35,586)   $(321,908)
--------------------------------------------  ===========    ==========     =========    =========     ===========    =========

                                                           AFIS         AFIS             BARON        DEUTSCHE       DEUTSCHE
                                              AFIS         GROWTH-      GLOBAL SMALL     CAPITAL      VIT            VIT
                                              GROWTH       INCOME       CAPITALIZATION   ASSET        EAFE           EQUITY
                                              CLASS 2      CLASS 2      CLASS 2          12B1         EQUITY INDEX   500 INDEX
                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT       SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
Net Investment Income (Loss):
  Dividends from investment income            $     457    $     270      $       219    $   1,627    $        --    $      --
  Dividends from net realized gains on
     investments                                     --           --               --           --             --           --
  Mortality and expense guarantees:
    VUL I                                            --           --               --           --             --      (43,297)
    VUL-CV                                         (599)        (341)            (116)      (1,851)        (3,898)     (46,091)
    VUL-DB                                         (483)         (68)             (63)         (98)          (228)      (1,077)
--------------------------------------------  ---------    ---------      -----------    ---------    -----------    ---------
NET INVESTMENT INCOME (LOSS)                       (625)        (139)              40         (322)        (4,126)     (90,465)
Net Realized and Unrealized Gain (Loss) on
   Investments:
  Net realized gain (loss) on investments         1,768          143               19        7,133          3,544      161,573
  Net change in unrealized appreciation or
     depreciation on investments                 65,719       (6,965)            (589)        (867)       (45,734)    (162,472)
--------------------------------------------  ---------    ---------      -----------    ---------    -----------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                   67,487       (6,822)            (570)       6,266        (42,190)        (899)
--------------------------------------------  ---------    ---------      -----------    ---------    -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  $  66,862    $  (6,961)     $      (530)   $   5,944    $   (46,316)   $ (91,364)
--------------------------------------------  =========    =========      ===========    =========    ===========    =========

                                                  DEUTSCHE
                                                  VIT                                    DGPF         DGPF
                                                  SMALL        DGPF         DGPF         EMERGING     SMALL        DGPF
                                                  CAP INDEX    HIGH YIELD   DEVON        MARKETS      CAP VALUE    REIT
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
Net Investment Income (Loss):
  Dividends from investment income                $      --    $   8,817    $   1,671    $  11,946    $  74,528    $     990
  Dividends from net realized gains on
     investments                                         --           --           --           --           --           --
  Mortality and expense guarantees:
    VUL I                                                --           --           --       (1,174)      (6,556)          --
    VUL-CV                                           (3,056)      (1,026)        (507)      (1,695)      (5,076)        (140)
    VUL-DB                                              (94)         (77)          (3)        (175)        (563)         (16)
------------------------------------------------  ---------    ---------    ---------    ---------    ---------    ---------
NET INVESTMENT INCOME (LOSS)                         (3,150)       7,714        1,161        8,902       62,333          834
Net Realized and Unrealized Gain (Loss) on
   Investments:
  Net realized gain (loss) on investments            10,332       (4,122)         547       26,141       (5,426)       3,514
  Net change in unrealized appreciation or
     depreciation on investments                     31,537      (26,841)        (338)     (93,380)     (35,523)       1,736
------------------------------------------------  ---------    ---------    ---------    ---------    ---------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                       41,869      (30,963)         209      (67,239)     (40,949)       5,250
------------------------------------------------  ---------    ---------    ---------    ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                $  38,719    $ (23,249)   $   1,370    $ (58,337)   $  21,384    $   6,084
------------------------------------------------  =========    =========    =========    =========    =========    =========

                                                                                            FIDELITY
                                                               FIDELITY     FIDELITY        VIP             FIDELITY
                                                               VIP          VIP             HIGH            VIP II
                                                  DGPF         EQUITY-      GROWTH          INCOME          ASSET
                                                  TREND        INCOME       SERVICE CLASS   SERVICE CLASS   MANAGER
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
Net Investment Income (Loss):
  Dividends from investment income                $ 353,085    $ 356,082     $       --      $       --     $  90,627
  Dividends from net realized gains on
     investments                                         --           --             --              --            --
  Mortality and expense guarantees:
    VUL I                                            (9,594)     (17,683)            --              --        (3,587)
    VUL-CV                                          (14,019)          --             (2)             (2)           --
    VUL-DB                                             (546)          --             (2)             (1)           --
------------------------------------------------  ---------    ---------     ----------      ----------     ---------
NET INVESTMENT INCOME (LOSS)                        328,926      338,399             (4)             (3)       87,040
Net Realized and Unrealized Gain (Loss) on
   Investments:
  Net realized gain (loss) on investments           160,962      (22,660)            (1)             --           426
  Net change in unrealized appreciation or
     depreciation on investments                     68,926     (441,388)           631              (8)      (98,455)
------------------------------------------------  ---------    ---------     ----------      ----------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                      229,888     (464,048)           630              (8)      (98,029)
------------------------------------------------  ---------    ---------     ----------      ----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                $ 558,814    $(125,649)    $      626      $      (11)    $ (10,989)
------------------------------------------------  =========    =========     ==========      ==========     =========


                                                  FIDELITY
                                                  VIP II
                                                  CONTRAFUND
                                                  SERVICE CLASS
                                                  SUBACCOUNT
------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
Net Investment Income (Loss):
  Dividends from investment income                 $  360,197
  Dividends from net realized gains on
     investments                                           --
  Mortality and expense guarantees:
    VUL I                                                  --
    VUL-CV                                            (13,715)
    VUL-DB                                             (1,085)
------------------------------------------------   ----------
NET INVESTMENT INCOME (LOSS)                          345,397
Net Realized and Unrealized Gain (Loss) on
   Investments:
  Net realized gain (loss) on investments               1,406
  Net change in unrealized appreciation or
     depreciation on investments                     (456,437)
------------------------------------------------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                       (455,031)
------------------------------------------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 $ (109,634)
------------------------------------------------   ==========

See accompanying notes.

                                                               Supplement Page 9

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                            FIDELITY                     JANUS        JANUS
                                               FIDELITY     VIP III         JANUS        ASPEN        ASPEN SERIES
                                               VIP II       GROWTH          ASPEN        SERIES       GLOBAL
                                               INVESTMENT   OPPORTUNITIES   SERIES       WORLDWIDE    TECHNOLOGY      LN
                                               GRADE BOND   SERVICE CLASS   BALANCED     GROWTH       SERVICE CLASS   BOND
                                               SUBACCOUNT   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
Net Investment Income (Loss):
  Dividends from investment income             $ 159,906     $   137,344    $ 457,448    $ 164,073     $       --     $  25,679
  Dividends from net realized gains on
     investments                                      --              --           --           --             --            --
  Mortality and expense guarantees:
    VUL I                                         (9,545)             --           --           --             --            --
    VUL-CV                                            --          (7,432)     (16,583)     (26,588)            (8)      (15,867)
    VUL-DB                                            --            (205)      (4,017)      (3,859)            (1)         (311)
---------------------------------------------  ----------    -----------    ---------    ---------     ----------     ---------
NET INVESTMENT INCOME (LOSS)                     150,361         129,707      436,848      133,626             (9)        9,501
Net Realized and Unrealized Gain (Loss) on
   Investments:
  Net realized gain (loss) on investments        (21,076)        (22,474)      24,777       71,456           (684)         (547)
  Net change in unrealized appreciation or
     depreciation on investments                 (47,666)       (157,695)    (459,810)    (189,516)           469        93,629
---------------------------------------------  ----------    -----------    ---------    ---------     ----------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                   (68,742)       (180,169)    (435,033)    (118,060)          (215)       93,082
---------------------------------------------  ----------    -----------    ---------    ---------     ----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   $  81,619     $   (50,462)   $   1,815    $  15,566     $     (224)    $ 102,583
---------------------------------------------  ==========    ===========    =========    =========     ==========     =========


                                                                           LN
                                               LN             LN           GLOBAL       LN           LN           MFS
                                               CAPITAL        EQUITY-      ASSET        MONEY        SOCIAL       EMERGING
                                               APPRECIATION   INCOME       ALLOCATION   MARKET       AWARENESS    GROWTH
                                               SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
Net Investment Income (Loss):
  Dividends from investment income              $  216,474    $ 139,852    $  18,794    $ 323,183    $  71,668    $   623,582
  Dividends from net realized gains on
     investments                                        --           --           --           --           --             --
  Mortality and expense guarantees:
    VUL I                                               --           --           --      (16,327)          --        (15,040)
    VUL-CV                                         (14,126)      (1,218)        (719)     (24,197)      (2,780)       (25,602)
    VUL-DB                                          (1,286)        (173)         (41)      (6,363)         (55)        (1,188)
---------------------------------------------   ----------    ---------    ---------    ---------    ---------    -----------
NET INVESTMENT INCOME (LOSS)                       201,062      138,461       18,034      276,296       68,833        581,752
Net Realized and Unrealized Gain (Loss) on
   Investments:
  Net realized gain (loss) on investments           22,523       (3,577)          44           --        2,929        194,268
  Net change in unrealized appreciation or
     depreciation on investments                  (188,676)    (151,264)     (20,035)          --      (46,459)    (1,208,722)
---------------------------------------------   ----------    ---------    ---------    ---------    ---------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                    (166,153)    (154,841)     (19,991)          --      (43,530)    (1,014,454)
---------------------------------------------   ----------    ---------    ---------    ---------    ---------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    $   34,909    $ (16,380)   $  (1,957)   $ 276,296    $  25,303    $  (432,702)
---------------------------------------------   ==========    =========    =========    =========    =========    ===========

                                                                                        OCC
                                    MFS                       NB AMT                    ACCUMULATION   OCC            TEMPLETON
                                    TOTAL        MFS          MID-CAP      NB AMT       GLOBAL         ACCUMULATION   ASSET
                                    RETURN       UTILITIES    GROWTH       PARTNERS     EQUITY         MANAGED        STRATEGY
                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
Net Investment Income (Loss):
  Dividends from investment income  $ 140,290    $ 207,016    $     605    $  42,002    $    26,953    $    75,270    $  60,998
  Dividends from net realized
     gains on investments                  --           --           --           --             --             --           --
  Mortality and expense
     guarantees:
    VUL I                              (7,567)      (5,963)          --           --         (2,682)        (3,271)      (1,364)
    VUL-CV                             (3,118)      (3,029)      (7,669)        (976)            --             --           --
    VUL-DB                               (177)        (321)        (374)        (150)            --             --           --
----------------------------------  ---------    ---------    ---------    ---------    -----------    -----------    ---------
NET INVESTMENT INCOME (LOSS)          129,428      197,703       (7,438)      40,876         24,271         71,999       59,634
Net Realized and Unrealized Gain
   (Loss) on Investments:
  Net realized gain (loss) on
     investments                       (9,257)      71,871       38,004       (7,885)        (5,983)        (7,712)        (717)
  Net change in unrealized
     appreciation or depreciation
     on investments                   (46,124)    (203,202)      12,485      (29,318)       (22,937)       (91,440)     (49,376)
----------------------------------  ---------    ---------    ---------    ---------    -----------    -----------    ---------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS              (55,381)    (131,331)      50,489      (37,203)       (28,920)       (99,152)     (50,093)
----------------------------------  ---------    ---------    ---------    ---------    -----------    -----------    ---------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  74,047    $  66,372    $  43,051    $   3,673    $    (4,649)   $   (27,153)   $   9,541
----------------------------------  =========    =========    =========    =========    ===========    ===========    =========

                                                    TEMPLETON                    TEMPLETON
                                    TEMPLETON       INTERNATIONAL   TEMPLETON    GROWTH
                                    INTERNATIONAL   SECURITIES      GROWTH       SECURITIES
                                    SECURITIES      CLASS 2         SECURITIES   CLASS 2
                                    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
----------------------------------
SIX MONTHS ENDED JUNE 30, 2000
Net Investment Income (Loss):
  Dividends from investment income   $   449,947     $   274,388    $ 122,631    $  41,051
  Dividends from net realized
     gains on investments                     --              --           --           --
  Mortality and expense
     guarantees:
    VUL I                                (13,225)             --       (2,236)          --
    VUL-CV                                    --          (7,126)          --         (609)
    VUL-DB                                    --            (128)          --         (180)
----------------------------------   -----------     -----------    ---------    ---------
NET INVESTMENT INCOME (LOSS)             436,722         267,134      120,395       40,262
Net Realized and Unrealized Gain
   (Loss) on Investments:
  Net realized gain (loss) on
     investments                           4,285         (12,925)     (44,365)      (3,101)
  Net change in unrealized
     appreciation or depreciation
     on investments                     (411,168)       (227,922)     (58,122)     (28,004)
----------------------------------   -----------     -----------    ---------    ---------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS                (406,883)       (240,847)    (102,487)     (31,105)
----------------------------------   -----------     -----------    ---------    ---------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $    29,839     $    26,287    $  17,908    $   9,157
----------------------------------   ===========     ===========    =========    =========

See accompanying notes.

Supplement Page 10

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                          AIM            AIM                         AIM
                                                          V.I.           V.I.          AIM           V.I.            AIM
                                                          CAPITAL        DIVERSIFIED   V.I.          INTERNATIONAL   V.I.
                                                          APPRECIATION   INCOME        GROWTH        EQUITY          VALUE
                                           COMBINED       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
   -----------------------------------------------------------------------------------------------------------------------------
   NET ASSETS AT DECEMBER 31, 1999         $119,523,957    $3,565,816     $ 460,845    $11,039,206    $   208,713    $14,096,576
   Changes From Operations:
     Net investment income (loss)             4,457,048       (15,503)       (1,935)       (56,622)        (2,392)       (73,870)
     Net realized gain (loss) on
       investments                              911,646        73,364        (4,155)        83,931         27,983         95,370
     Net change in unrealized
       appreciation or depreciation on
       investments                           (4,315,160)      249,633          (392)       571,505        (61,177)      (343,408)
   -------------------------------------   ------------    ----------     ---------    -----------    -----------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS               1,053,534       307,494        (6,482)       598,814        (35,586)      (321,908)
   Change From Unit Transactions:
     Participant purchases                  123,648,420       552,579       103,294      7,649,306      1,053,956     11,039,591
     Participant withdrawals                (56,786,652)     (212,125)      (42,842)    (1,213,970)       (84,289)    (1,700,767)
   -------------------------------------   ------------    ----------     ---------    -----------    -----------    -----------
   NET INCREASE IN NET ASSETS RESULTING
      FROM UNIT TRANSACTIONS                 66,861,768       340,454        60,452      6,435,336        969,667      9,338,824
   -------------------------------------   ------------    ----------     ---------    -----------    -----------    -----------
   TOTAL INCREASE IN NET ASSETS              67,915,302       647,948        53,970      7,034,150        934,081      9,016,916
   -------------------------------------   ------------    ----------     ---------    -----------    -----------    -----------
   NET ASSETS AT JUNE 30, 2000             $187,439,259    $4,213,764     $ 514,815    $18,073,356    $ 1,142,794    $23,113,492
   -------------------------------------   ============    ==========     =========    ===========    ===========    ===========

                                                                    AFIS                          DEUTSCHE
                                                       AFIS         GLOBAL           BARON        VIT          DEUTSCHE
                                          AFIS         GROWTH-      SMALL            CAPITAL      EAFE         VIT
                                          GROWTH       INCOME       CAPITALIZATION   ASSET        EQUITY       EQUITY
                                          CLASS 2      CLASS 2      CLASS 2          12B1         INDEX        500 INDEX
                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
   -------------------------------------
   NET ASSETS AT DECEMBER 31, 1999        $   48,319   $   1,295     $     1,188     $ 299,293    $  613,107   $20,110,511
   Changes From Operations:
     Net investment income (loss)               (625)       (139)             40          (322)       (4,126)      (90,465)
     Net realized gain (loss) on
       investments                             1,768         143              19         7,133         3,544       161,573
     Net change in unrealized
       appreciation or depreciation on
       investments                            65,719      (6,965)           (589)         (867)      (45,734)     (162,472)
   -------------------------------------  ----------   ---------     -----------     ---------    ----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS               66,862      (6,961)           (530)        5,944       (46,316)      (91,364)
   Change From Unit Transactions:
     Participant purchases                 1,878,613     608,531         321,565       479,434       802,534     8,210,852
     Participant withdrawals                 (28,841)     (4,046)         (8,341)      (55,318)      (99,860)   (1,935,068)
   -------------------------------------  ----------   ---------     -----------     ---------    ----------   -----------
   NET INCREASE IN NET ASSETS RESULTING
      FROM UNIT TRANSACTIONS               1,849,772     604,485         313,224       424,116       702,674     6,275,784
   -------------------------------------  ----------   ---------     -----------     ---------    ----------   -----------
   TOTAL INCREASE IN NET ASSETS            1,916,634     597,524         312,694       430,060       656,358     6,184,420
   -------------------------------------  ----------   ---------     -----------     ---------    ----------   -----------
   NET ASSETS AT JUNE 30, 2000            $1,964,953   $ 598,819     $   313,882     $ 729,353    $1,269,465   $26,294,931
   -------------------------------------  ==========   =========     ===========     =========    ==========   ===========

See accompanying notes.

                                                              Supplement Page 11

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                         DEUTSCHE
                                         VIT                                    DGPF         DGPF
                                         SMALL        DGPF         DGPF         EMERGING     SMALL        DGPF         DGPF
                                         CAP INDEX    HIGH YIELD   DEVON        MARKETS      CAP VALUE    REIT         TREND
                                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
   ------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS AT DECEMBER 31, 1999       $  500,129   $ 191,882    $  69,175    $ 742,880    $2,351,933   $   8,850    $3,653,237
   Changes From Operations:
     Net investment income (loss)            (3,150)      7,714        1,161        8,902        62,333         834       328,926
     Net realized gain (loss) on
       investments                           10,332      (4,122)         547       26,141        (5,426)      3,514       160,962
     Net change in unrealized
       appreciation or depreciation on
       investments                           31,537     (26,841)        (338)     (93,380)      (35,523)      1,736        68,926
   -----------------------------------   ----------   ---------    ---------    ---------    ----------   ---------    ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM OPERATIONS       38,719     (23,249)       1,370      (58,337)       21,384       6,084       558,814
   Change From Unit Transactions:
     Participant purchases                1,050,423     273,504      111,666      334,697     2,031,052     172,413     4,657,372
     Participant withdrawals                (70,258)    (33,285)     (10,001)     (67,846)     (480,786)    (24,649)     (445,440)
   -----------------------------------   ----------   ---------    ---------    ---------    ----------   ---------    ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT TRANSACTIONS      980,165     240,219      101,665      266,851     1,550,266     147,764     4,211,932
   -----------------------------------   ----------   ---------    ---------    ---------    ----------   ---------    ----------
   TOTAL INCREASE IN NET ASSETS           1,018,884     216,970      103,035      208,514     1,571,650     153,848     4,770,746
   -----------------------------------   ----------   ---------    ---------    ---------    ----------   ---------    ----------
   NET ASSETS AT JUNE 30, 2000           $1,519,013   $ 408,852    $ 172,210    $ 951,394    $3,923,583   $ 162,698    $8,423,983
   -----------------------------------   ==========   =========    =========    =========    ==========   =========    ==========

                                                                     FIDELITY
                                        FIDELITY     FIDELITY        VIP             FIDELITY     FIDELITY
                                        VIP          VIP             HIGH            VIP II       VIP II
                                        EQUITY-      GROWTH          INCOME          ASSET        CONTRAFUND
                                        INCOME       SERVICE CLASS   SERVICE CLASS   MANAGER      SERVICE CLASS
                                        SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
   -----------------------------------
   NET ASSETS AT DECEMBER 31, 1999      $4,514,998    $       --      $       --     $ 897,407     $2,371,584
   Changes From Operations:
     Net investment income (loss)          338,399            (4)             (3)       87,040        345,397
     Net realized gain (loss) on
       investments                         (22,660)           (1)             --           426          1,406
     Net change in unrealized
       appreciation or depreciation on
       investments                        (441,388)          631              (8)      (98,455)      (456,437)
   -----------------------------------  ----------    ----------      ----------     ---------     ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM OPERATIONS    (125,649)          626             (11)      (10,989)      (109,634)
   Change From Unit Transactions:
     Participant purchases                 683,483        47,468           8,823       151,149      3,884,130
     Participant withdrawals              (456,066)         (164)           (198)      (78,255)      (468,529)
   -----------------------------------  ----------    ----------      ----------     ---------     ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT TRANSACTIONS     227,417        47,304           8,625        72,894      3,415,601
   -----------------------------------  ----------    ----------      ----------     ---------     ----------
   TOTAL INCREASE IN NET ASSETS            101,768        47,930           8,614        61,905      3,305,967
   -----------------------------------  ----------    ----------      ----------     ---------     ----------
   NET ASSETS AT JUNE 30, 2000          $4,616,766    $   47,930      $    8,614     $ 959,312     $5,677,551
   -----------------------------------  ==========    ==========      ==========     =========     ==========

Supplement Page 12

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                                            JANUS
                                                 FIDELITY                     JANUS         ASPEN
                                    FIDELITY     VIP III         JANUS        ASPEN         SERIES
                                    VIP II       GROWTH          ASPEN        SERIES        GLOBAL
                                    INVESTMENT   OPPORTUNITIES   SERIES       WORLDWIDE     TECHNOLOGY      LN
                                    GRADE BOND   SERVICE CLASS   BALANCED     GROWTH        SERVICE CLASS   BOND
                                    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
   -------------------------------------------------------------------------------------------------------------------
   NET ASSETS AT DECEMBER 31,
      1999                          $2,312,747    $ 1,485,062    $3,009,728   $ 4,091,996    $       --     $2,250,396
   Changes From Operations:
     Net investment income (loss)      150,361        129,707       436,848       133,626            (9)         9,501
     Net realized gain (loss) on
       investments                     (21,076)       (22,474)       24,777        71,456          (684)          (547)
     Net change in unrealized
       appreciation or
       depreciation on
       investments                     (47,666)      (157,695)     (459,810)     (189,516)          469         93,629
   ------------------------------   ----------    -----------    ----------   -----------    ----------     ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                        81,619        (50,462)        1,815        15,566          (224)       102,583
   Change From Unit Transactions:
     Participant purchases             365,120      1,312,251     4,767,343     8,143,517        55,144      4,369,994
     Participant withdrawals          (295,965)      (177,892)     (523,293)     (741,828)       (2,832)      (510,038)
   ------------------------------   ----------    -----------    ----------   -----------    ----------     ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                      69,155      1,134,359     4,244,050     7,401,689        52,312      3,859,956
   ------------------------------   ----------    -----------    ----------   -----------    ----------     ----------
   TOTAL INCREASE IN NET ASSETS        150,774      1,083,897     4,245,865     7,417,255        52,088      3,962,539
   ------------------------------   ----------    -----------    ----------   -----------    ----------     ----------
   NET ASSETS AT JUNE 30, 2000      $2,463,521    $ 2,568,959    $7,255,593   $11,509,251    $   52,088     $6,212,935
   ------------------------------   ==========    ===========    ==========   ===========    ==========     ==========


                                                               LN
                                   LN             LN           GLOBAL       LN            LN           MFS
                                   CAPITAL        EQUITY-      ASSET        MONEY         SOCIAL       EMERGING
                                   APPRECIATION   INCOME       ALLOCATION   MARKET        AWARENESS    GROWTH
                                   SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
   ------------------------------
   NET ASSETS AT DECEMBER 31,
      1999                          $2,307,659    $ 214,500    $ 119,500    $16,393,841   $ 578,417    $ 8,932,431
   Changes From Operations:
     Net investment income (loss)      201,062      138,461       18,034        276,296      68,833        581,752
     Net realized gain (loss) on
       investments                      22,523       (3,577)          44             --       2,929        194,268
     Net change in unrealized
       appreciation or
       depreciation on
       investments                    (188,676)    (151,264)     (20,035)            --     (46,459)    (1,208,722)
   ------------------------------   ----------    ---------    ---------    -----------   ---------    -----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                        34,909      (16,380)      (1,957)       276,296      25,303       (432,702)
   Change From Unit Transactions:
     Participant purchases           3,236,099      351,456      176,382     35,042,367     360,056      5,099,590
     Participant withdrawals          (364,503)     (43,895)     (20,587)   (38,079,323)    (42,788)      (725,164)
   ------------------------------   ----------    ---------    ---------    -----------   ---------    -----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                   2,871,596      307,561      155,795     (3,036,956)    317,268      4,374,426
   ------------------------------   ----------    ---------    ---------    -----------   ---------    -----------
   TOTAL INCREASE IN NET ASSETS      2,906,505      291,181      153,838     (2,760,660)    342,571      3,941,724
   ------------------------------   ----------    ---------    ---------    -----------   ---------    -----------
   NET ASSETS AT JUNE 30, 2000      $5,214,164    $ 505,681    $ 273,338    $13,633,181   $ 920,988    $12,874,155
   ------------------------------   ==========    =========    =========    ===========   =========    ===========

See accompanying notes.

                                                              Supplement Page 13

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                                                    OCC
                                                MFS                       NB AMT                    ACCUMULATION   OCC
                                                TOTAL        MFS          MID-CAP      NB AMT       GLOBAL         ACCUMULATION
                                                RETURN       UTILITIES    GROWTH       PARTNERS     EQUITY         MANAGED
                                                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
   ----------------------------------------------------------------------------------------------------------------------------
   NET ASSETS AT DECEMBER 31, 1999              $2,620,722   $1,874,283   $  689,818   $ 180,982    $   586,576    $   832,360
   Changes From Operations:
     Net investment income (loss)                  129,428      197,703       (7,438)     40,876         24,271         71,999
     Net realized gain (loss) on investments        (9,257)      71,871       38,004      (7,885)        (5,983)        (7,712)
     Net change in unrealized appreciation or
       depreciation on investments                 (46,124)    (203,202)      12,485     (29,318)       (22,937)       (91,440)
   ------------------------------------------   ----------   ----------   ----------   ---------    -----------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                     74,047       66,372       43,051       3,673         (4,649)       (27,153)
   Change From Unit Transactions:
     Participant purchases                         482,713    1,470,753    2,893,467     275,414        192,737         85,040
     Participant withdrawals                      (251,500)    (182,185)    (199,595)    (66,403)       (39,985)       (80,594)
   ------------------------------------------   ----------   ----------   ----------   ---------    -----------    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM
      UNIT TRANSACTIONS                            231,213    1,288,568    2,693,872     209,011        152,752          4,446
   ------------------------------------------   ----------   ----------   ----------   ---------    -----------    -----------
   TOTAL INCREASE IN NET ASSETS                    305,260    1,354,940    2,736,923     212,684        148,103        (22,707)
   ------------------------------------------   ----------   ----------   ----------   ---------    -----------    -----------
   NET ASSETS AT JUNE 30, 2000                  $2,925,982   $3,229,223   $3,426,741   $ 393,666    $   734,679    $   809,653
   ------------------------------------------   ==========   ==========   ==========   =========    ===========    ===========

                                                                            TEMPLETON                    TEMPLETON
                                               TEMPLETON    TEMPLETON       INTERNATIONAL   TEMPLETON    GROWTH
                                               ASSET        INTERNATIONAL   SECURITIES      GROWTH       SECURITIES
                                               STRATEGY     SECURITIES      CLASS 2         SECURITIES   CLASS 2
                                               SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
   ------------------------------------------
   NET ASSETS AT DECEMBER 31, 1999             $ 305,083     $ 3,106,499     $ 1,307,980    $ 509,109    $  67,324
   Changes From Operations:
     Net investment income (loss)                 59,634         436,722         267,134      120,395       40,262
     Net realized gain (loss) on investments        (717)          4,285         (12,925)     (44,365)      (3,101)
     Net change in unrealized appreciation or
       depreciation on investments               (49,376)       (411,168)       (227,922)     (58,122)     (28,004)
   ------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                    9,541          29,839          26,287       17,908        9,157
   Change From Unit Transactions:
     Participant purchases                       101,781       4,313,180       3,278,477      711,776      457,328
     Participant withdrawals                     (28,104)     (3,695,069)     (2,290,157)    (624,006)    (280,002)
   ------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET INCREASE IN NET ASSETS RESULTING FROM
      UNIT TRANSACTIONS                           73,677         618,111         988,320       87,770      177,326
   ------------------------------------------  ---------     -----------     -----------    ---------    ---------
   TOTAL INCREASE IN NET ASSETS                   83,218         647,950       1,014,607      105,678      186,483
   ------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET ASSETS AT JUNE 30, 2000                 $ 388,301     $ 3,754,449     $ 2,322,587    $ 614,787    $ 253,807
   ------------------------------------------  =========     ===========     ===========    =========    =========

See accompanying notes.

Supplement Page 14

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION
    THE VARIABLE ACCOUNT:
    Lincoln Life Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 18, 1998, are part of the operations of Lincoln Life. The Variable Account consist of three products which are listed below.

    --VUL I
    --VUL-CV
    --VUL-DB

    The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life.

    BASIS OF PRESENTATION:
    The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

    INVESTMENTS:
    The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of 46 portfolios of fourteen diversified open-end management investment companies, each portfolio with its own investment objective. The variable subaccounts are:

    AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Diversified Income Fund
     AIM V.I. Growth Fund
     AIM V.I. International Equity Fund
     AIM V.I. Value Fund

    American Funds Insurance Series (AFIS):
     AFIS Growth Class 2 Fund
     AFIS Growth-Income Class 2 Fund
     AFIS Global Small Capitlization Class 2 Fund

    Baron Capital Funds Trust:
     Baron Capital Asset 12b1 Fund

    Deutsche Asset Management VIT Funds Trust (Deutsche):
     EAFE Equity Index Fund
     Equity 500 Index Fund
     Small Cap Index Fund

    Delaware Group Premium Fund (DGPF):
     High Yield Series
     Devon Series
     Emerging Markets Series
     REIT Series
     Small Cap Value Series
     Trend Series

                                                              Supplement Page 15

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED) Fidelity Variable Insurance Products Fund:
     Equity-Income Portfolio
     Growth Service Class Portfolio
     High Income Service Class Portfolio

    Fidelity Variable Insurance Products Fund II:
     Asset Manager Portfolio
     Contrafund Service Class Portfolio
     Investment Grade Bond Portfolio

    Fidelity Variable Insurance Products Fund III:
     Growth Opportunities Service Class Portfolio

    Janus Aspen Series:
     Janus Aspen Series Balanced Portfolio
     Janus Aspen Series Worldwide Growth Portfolio
     Janus Aspen Series Global Technology Service
     Class Portfolio

    Lincoln National (LN):
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc.
     LN Equity-Income Fund, Inc.
     LN Global Asset Allocation Fund, Inc.
     LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc.

    MFS Variable Insurance Trust:
     MFS Emerging Growth Series
     MFS Total Return Series
     MFS Utilities Series

    Neuberger Berman Advisers Management Trust (NB AMT):
     AMT Mid-Cap Growth Portfolio
     AMT Partners Portfolio

    OCC Accumulation Trust:
     OCC Accumulation Global Equity Portfolio
     OCC Accumulation Managed Portfolio

    Franklin Templeton Variable Insurance Products Trust:
     Templeton Asset Strategy Fund
     Templeton International Securities Fund
     Templeton International Securities Class 2 Fund
     Templeton Growth Securities Fund
     Templeton Growth Securities Class 2 Fund

    Investments in the variable subaccounts are stated at the closing net asset value per share on June 30, 2000, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

    Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Supplement Page 16

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

1.  ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED)
    DIVIDENDS:
    Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES:
    Operations of the Variable Account form a part of and are taxed with operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATE Amounts are paid to Lincoln Life for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The rates are as follows for the three policy types within the Variable Account.

    -- VUL I is currently at an annual rate of .80% for policy years one through twelve and .55% thereafter.
    -- VUL-CV is currently at an annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
    -- VUL-DB is currently at an annual rate of .90% for policy years one through nineteen and .20% thereafter.

    Prior to the allocation of premiums to the Variable Account, Lincoln Life deducts a premium load of 5% of each premium payment to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by Lincoln Life. The premium loads for the six months ended June 30, 2000 amounted to $3,287,467.

    Lincoln Life charges a monthly administrative fee for items such as premium billings and collection, policy value calculation, confirmations and periodic reports. The fees are as follows for the three policy types within the Variable Account. Administrative fees for the six months ended June 30, 2000 totaled $618,186.

    -- VUL I and LVUL are currently $15 per month for the first policy year and $5 per month thereafter, guaranteed not to exceed $10 after the first policy year.
    -- VUL-DB is currently at $10 per month and during the first two policy years, a monthly charge per $1,000 of specified amount.

    Lincoln Life assumes responsibility for providing the insurance benefit included in the policy. Lincoln Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately for the value of each variable subaccount and/or fixed account funding options. The fixed account is part of the general account of Lincoln Life and is not included in these financial statements. The cost of insurance charges for the six months ended June 30, 2000 amounted to $8,354,720.

                                                              Supplement Page 17

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATE (CONTINUED)
    Under certain circumstances, Lincoln Life reserves the right to charge a transfer fee of $25 for each transfer after the twelfth transfer per year between variable subaccounts. For the six months ended June 30, 2000, no transfer fees were deducted from the variable subaccounts.

    Lincoln Life, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. Full surrender charges and partial surrender administrative charges paid to Lincoln Life attributable to the variable subaccounts for the six months ended June 30, 2000 were $218,931.

Supplement Page 18

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

3.  NET ASSETS
    The following is a summary of net assets owned at June 30, 2000.

                                        AIM            AIM                         AIM
                                        V.I.           V.I.          AIM           V.I.            AIM           AFIS
                                        CAPITAL        DIVERSIFIED   V.I.          INTERNATIONAL   V.I.          GROWTH
                                        APPRECIATION   INCOME        GROWTH        EQUITY          VALUE         CLASS 2
                         COMBINED       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Accumulation units       $171,963,079    $2,838,494     $ 527,763    $15,536,015    $ 1,140,398    $21,579,804   $1,896,416
Accumulated net
   investment income
   (loss)                   6,001,273        54,940        32,866        318,134          1,710        128,596          426
Accumulated net
   realized gain
   (loss)
   on investments           1,453,402       131,625        (5,734)       167,280         28,265        191,953        1,770
Net unrealized
   appreciation
   (depreciation)
   on investments           8,021,505     1,188,705       (40,080)     2,051,927        (27,579)     1,213,139       66,341
                         ------------    ----------     ---------    -----------    -----------    -----------   ----------
                         $187,439,259    $4,213,764     $ 514,815    $18,073,356    $ 1,142,794    $23,113,492   $1,964,953
                         ============    ==========     =========    ===========    ===========    ===========   ==========

                        AFIS         AFIS             BARON        DEUTSCHE       DEUTSCHE
                        GROWTH-      GLOBAL SMALL     CAPITAL      VIT            VIT
                        INCOME       CAPITALIZATION   ASSET        EAFE           EQUITY
                        CLASS 2      CLASS 2          12B1         EQUITY INDEX   500 INDEX
                        SUBACCOUNT   SUBACCOUNT       SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
----------------------
UNIT TRANSACTIONS:
Accumulation units      $ 605,667      $   314,106    $ 694,367    $ 1,247,500    $24,268,711
Accumulated net
   investment income
   (loss)                      75              145         (575)        22,740         52,291
Accumulated net
   realized gain
   (loss)
   on investments             142               25        6,510          5,758        286,425
Net unrealized
   appreciation
   (depreciation)
   on investments          (7,065)            (394)      29,051         (6,533)     1,687,504
                        ---------      -----------    ---------    -----------    -----------
                        $ 598,819      $   313,882    $ 729,353    $ 1,269,465    $26,294,931
                        =========      ===========    =========    ===========    ===========

                                  DEUTSCHE
                                  VIT                                    DGPF         DGPF
                                  SMALL        DGPF         DGPF         EMERGING     SMALL        DGPF         DGPF
                                  CAP INDEX    HIGH YIELD   DEVON        MARKETS      CAP VALUE    REIT         TREND
                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Accumulation units                $1,423,888   $ 432,029    $ 169,947    $ 903,787    $3,913,219   $ 156,603    $6,921,097
Accumulated net investment
   income (loss)                      14,569      11,880        1,102        8,185        62,952         817       319,975
Accumulated net realized gain
   (loss) on investments              10,946      (4,349)         687       26,684       (19,016)      3,495       183,804
Net unrealized appreciation
   (depreciation)
   on investments                     69,610     (30,708)         474       12,738       (33,572)      1,783       999,107
                                  ----------   ---------    ---------    ---------    ----------   ---------    ----------
                                  $1,519,013   $ 408,852    $ 172,210    $ 951,394    $3,923,583   $ 162,698    $8,423,983
                                  ==========   =========    =========    =========    ==========   =========    ==========

                                                              FIDELITY
                                 FIDELITY     FIDELITY        VIP             FIDELITY     FIDELITY
                                 VIP          VIP             HIGH            VIP II       VIP II
                                 EQUITY-      GROWTH          INCOME          ASSET        CONTRAFUND
                                 INCOME       SERVICE CLASS   SERVICE CLASS   MANAGER      SERVICE CLASS
                                 SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
-------------------------------
UNIT TRANSACTIONS:
Accumulation units               $4,665,058    $   47,304      $    8,625     $ 903,233     $5,567,947
Accumulated net investment
   income (loss)                    372,215            (4)             (3)       92,592        342,337
Accumulated net realized gain
   (loss) on investments            (15,622)           (1)             --         2,023          9,877
Net unrealized appreciation
   (depreciation)
   on investments                  (404,885)          631              (8)      (38,536)      (242,610)
                                 ----------    ----------      ----------     ---------     ----------
                                 $4,616,766    $   47,930      $    8,614     $ 959,312     $5,677,551
                                 ==========    ==========      ==========     =========     ==========

                                                              Supplement Page 19

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

3.  NET ASSETS (CONTINUED)

                                                                                     JANUS
                                          FIDELITY                     JANUS         ASPEN
                             FIDELITY     VIP III         JANUS        ASPEN         SERIES
                             VIP II       GROWTH          ASPEN        SERIES        GLOBAL                       LN
                             INVESTMENT   OPPORTUNITIES   SERIES       WORLDWIDE     TECHNOLOGY      LN           CAPITAL
                             GRADE BOND   SERVICE CLASS   BALANCED     GROWTH        SERVICE CLASS   BOND         APPRECIATION
                             SUBACCOUNT   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Accumulation units           $2,395,426    $ 2,587,925    $7,022,629   $10,765,860    $   52,312     $6,135,886    $4,946,667
Accumulated net investment
   income (loss)                166,573        128,036       464,390       129,555            (9)        29,486       198,822
Accumulated net realized
   gain (loss)
   on investments               (27,622)       (25,025)       40,761        85,009          (684)          (691)       47,427
Net unrealized
   appreciation
   (depreciation)
   on investments               (70,856)      (121,977)     (272,187)      528,827           469         48,254        21,248
                             ----------    -----------    ----------   -----------    ----------     ----------    ----------
                             $2,463,521    $ 2,568,959    $7,255,593   $11,509,251    $   52,088     $6,212,935    $5,214,164
                             ==========    ===========    ==========   ===========    ==========     ==========    ==========


                                         LN
                            LN           GLOBAL       LN            LN           MFS
                            EQUITY-      ASSET        MONEY         SOCIAL       EMERGING
                            INCOME       ALLOCATION   MARKET        AWARENESS    GROWTH
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
--------------------------
UNIT TRANSACTIONS:
Accumulation units          $ 513,923    $ 268,094    $13,095,750   $ 850,310    $10,342,393
Accumulated net investment
   income (loss)              138,603       18,273        537,431      69,666        561,792
Accumulated net realized
   gain (loss)
   on investments              (3,058)          56             --       5,550        256,320
Net unrealized
   appreciation
   (depreciation)
   on investments            (143,787)     (13,085)            --      (4,538)     1,713,650
                            ---------    ---------    -----------   ---------    -----------
                            $ 505,681    $ 273,338    $13,633,181   $ 920,988    $12,874,155
                            =========    =========    ===========   =========    ===========

                                                                                      OCC
                                  MFS                       NB AMT                    ACCUMULATION   OCC            TEMPLETON
                                  TOTAL        MFS          MID-CAP      NB AMT       GLOBAL         ACCUMULATION   ASSET
                                  RETURN       UTILITIES    GROWTH       PARTNERS     EQUITY         MANAGED        STRATEGY
                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Accumulation units                $2,802,846   $2,809,719   $3,217,272   $ 387,605    $   661,767    $   823,578    $ 341,376
Accumulated net investment
   income (loss)                     182,984      233,067       (8,214)     40,438        114,652         80,769       70,486
Accumulated net realized gain
   (loss) on investments              (7,627)      92,685       45,207      (9,942)           236         (6,776)        (435)
Net unrealized appreciation
   (depreciation)
   on investments                    (52,221)      93,752      172,476     (24,435)       (41,976)       (87,918)     (23,126)
                                  ----------   ----------   ----------   ---------    -----------    -----------    ---------
                                  $2,925,982   $3,229,223   $3,426,741   $ 393,666    $   734,679    $   809,653    $ 388,301
                                  ==========   ==========   ==========   =========    ===========    ===========    =========

                                                 TEMPLETON                    TEMPLETON
                                 TEMPLETON       INTERNATIONAL   TEMPLETON    GROWTH
                                 INTERNATIONAL   SECURITIES      GROWTH       SECURITIES
                                 SECURITIES      CLASS 2         SECURITIES   CLASS 2
                                 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
-------------------------------
UNIT TRANSACTIONS:
Accumulation units                $ 3,220,796     $ 2,210,443    $ 509,753    $ 238,771
Accumulated net investment
   income (loss)                      564,845         266,231      135,240       40,192
Accumulated net realized gain
   (loss) on investments               10,009         (13,011)     (44,629)      (2,905)
Net unrealized appreciation
   (depreciation)
   on investments                     (41,201)       (141,076)      14,423      (22,251)
                                  -----------     -----------    ---------    ---------
                                  $ 3,754,449     $ 2,322,587    $ 614,787    $ 253,807
                                  ===========     ===========    =========    =========

Supplement Page 20

Lincoln Life Flexible Premium Variable Life Account M

4.  PURCHASES AND SALES OF INVESTMENTS
    The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for the first six months of 2000.

                                                                                      AGGREGATE
                                                                 AGGREGATE COST       PROCEEDS
                                                                 OF PURCHASES         FROM SALES
                                                                 --------------------------------
   AIM V.I. Capital Appreciation Fund                             $    568,923        $   243,958
   AIM V.I. Diversified Income Fund                                    111,665             53,147
   AIM V.I. Growth Fund                                              6,988,735            609,877
   AIM V.I. International Equity Fund                                1,298,699            331,403
   AIM V.I. Value Fund                                              10,214,991            949,849
   AFIS Growth Class 2 Fund                                          1,962,015            112,828
   AFIS Growth -- Income Class 2 Fund                                  642,532             38,173
   AFIS Global Small Capitlization Class 2 Fund                        316,153              2,882
   Baron Capital Asset 12b1 Fund                                       509,781             85,978
   Deutsche VIT EAFE Equity Index Fund                                 929,591            231,030
   Deutsche VIT Equity 500 Index Fund                                9,233,289          3,047,841
   Deutsche VIT Small Cap Index Fund                                 1,109,968            132,932
   Delaware Premium High Yield Series                                  336,360             87,810
   Delaware Premium Devon Series                                       119,109             16,280
   Delaware Premium Emerging Markets Series                            542,619            266,861
   Delaware Premium Small Cap Value Series                           1,954,285            341,650
   Delaware Premium REIT Series                                        195,805             47,204
   Delaware Premium Trend Series                                     5,864,728          1,323,770
   Fidelity VIP Equity-Income Portfolio                              1,035,865            470,045
   Fidelity VIP Growth Service Class Portfolio                          47,368                 67
   Fidelity VIP High Income Service Class Portfolio                      8,661                 39
   Fidelity VIP II Asset Manager Portfolio                             265,265            105,330
   Fidelity VIP II Contrafund Service Class Portfolio                4,142,992            381,924
   Fidelity VIP II Investment Grade Bond Portfolio                     653,638            434,119
   Fidelity VIP III Growth Opportunities Service Class
   Portfolio                                                         1,570,986            306,898
   Janus Aspen Series Balanced Portfolio                             5,312,880            631,891
   Janus Aspen Series Worldwide Growth Portfolio                     8,135,073            599,601
   Janus Aspen Series Global Technology Service Portfolio               91,929             39,625
   LN Bond Fund                                                      4,126,190            256,650
   LN Capital Appreciation Fund                                      3,721,873            649,155
   LN Equity-Income Fund                                               640,126            194,097
   LN Global Asset Allocation Fund                                     188,000             14,167
   LN Money Market Fund                                             26,908,768         29,669,487
   LN Social Awareness Fund                                            577,854            191,746
   MFS Emerging Growth Series                                        5,871,703            915,442
   MFS Total Return Series                                             813,931            453,283
   MFS Utilities Series                                              2,009,061            522,761
   NB AMT Mid-Cap Growth Portfolio                                   2,882,618            196,127
   NB AMT Partners Portfolio                                           363,115            113,224
   OCC Accumulation Global Equity Portfolio                            244,619             67,593
   OCC Accumulation Managed Portfolio                                  157,072             80,627
   Templeton Asset Strategy Fund                                       171,064             37,752
   Templeton International Securities Fund                           1,162,877            108,029
   Templeton International Securities Class 2 Fund                   1,422,097            166,622
   Templeton Growth Securities Fund                                    812,677            604,510
   Templeton Growth Securities Class 2 Fund                            286,201             68,608
                                                                  ------------        -----------
                                                                  $116,523,751        $45,202,892
                                                                  ============        ===========

                               Supplement Page 21

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

5.  INVESTMENTS
    The following is a summary of investments owned at June 30, 2000.

                                                                      NET
                                                    SHARES            ASSET        VALUE OF
                                                    OUTSTANDING       VALUE        SHARES             COST OF SHARES
                                                    ----------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund                  109,422        $38.51       $  4,213,855        $  3,025,150
   AIM V.I. Diversified Income Fund                     51,689          9.96            514,826             554,906
   AIM V.I. Growth Fund                                534,252         33.83         18,073,731          16,021,804
   AIM V.I. International Equity Fund                   43,769         26.11          1,142,819           1,170,398
   AIM V.I. Value Fund                                 691,828         33.41         23,113,974          21,900,835
   AFIS Growth Class 2 Fund                             24,256         81.01          1,964,994           1,898,653
   AFIS Growth -- Income Class 2 Fund                   17,951         33.36            598,832             605,897
   AFIS Global Small Capitlization Class 2 Fund         17,978         17.46            313,889             314,283
   Baron Capital Asset 12b1 Fund                        40,770         17.89            729,368             700,317
   Deutsche VIT EAFE Equity Index Fund                  98,947         12.83          1,269,491           1,276,024
   Deutsche VIT Equity 500 Index Fund                1,740,270         15.11         26,295,485          24,607,981
   Deutsche VIT Small Cap Index Fund                   127,866         11.88          1,519,044           1,449,434
   Delaware Premium High Yield Series                   61,855          6.61            408,860             439,568
   Delaware Premium Devon Series                        13,207         13.04            172,214             171,740
   Delaware Premium Emerging Markets Series            125,517          7.58            951,415             938,677
   Delaware Premium Small Cap Value Series             262,102         14.97          3,923,668           3,957,240
   Delaware Premium REIT Series                         16,687          9.75            162,701             160,918
   Delaware Premium Trend Series                       229,729         36.67          8,424,159           7,425,052
   Fidelity VIP Equity-Income Portfolio                201,522         22.91          4,616,868           5,021,753
   Fidelity VIP Growth Service Class Portfolio             933         51.39             47,931              47,300
   Fidelity VIP High Income Service Class
   Portfolio                                               861         10.01              8,614               8,622
   Fidelity VIP II Asset Manager Portfolio              58,001         16.54            959,333             997,869
   Fidelity VIP II Contrafund Service Class
   Portfolio                                           226,835         25.03          5,677,669           5,920,279
   Fidelity VIP II Investment Grade Bond Portfolio     209,666         11.75          2,463,575           2,534,431
   Fidelity VIP III Growth Opportunities Service
   Class Portfolio                                     124,830         20.58          2,569,011           2,690,988
   Janus Aspen Series Balanced Portfolio               275,674         26.32          7,255,746           7,527,933
   Janus Aspen Series Worldwide Growth Portfolio       239,631         48.03         11,509,491          10,980,664
   Janus Aspen Series Global Technology Service
   Portfolio                                             5,304          9.82             52,089              51,620
   LN Bond Fund                                        530,215         11.72          6,213,065           6,164,811
   LN Capital Appreciation Fund                        169,697         30.73          5,214,272           5,193,024
   LN Equity-Income Fund                                32,839         15.40            505,692             649,479
   LN Global Asset Allocation Fund                      17,692         15.45            273,344             286,429
   LN Money Market Fund                              1,363,348         10.00         13,633,477          13,633,477
   LN Social Awareness Fund                             22,130         41.62            921,007             925,545
   MFS Emerging Growth Series                          367,316         35.05         12,874,423          11,160,773
   MFS Total Return Series                             168,843         17.33          2,926,045           2,978,266
   MFS Utilities Series                                141,264         22.86          3,229,292           3,135,540
   NB AMT Mid-Cap Growth Portfolio                     125,066         27.40          3,426,812           3,254,336
   NB AMT Partners Portfolio                            24,651         15.97            393,674             418,109
   OCC Accumulation Global Equity Portfolio             46,618         15.76            734,695             776,671
   OCC Accumulation Managed Portfolio                   21,201         38.19            809,671             897,589
   Templeton Asset Strategy Fund                        19,781         19.63            388,309             411,435
   Templeton International Securities Fund             194,435         19.31          3,754,531           3,795,732
   Templeton International Securities Class 2 Fund     120,908         19.21          2,322,635           2,463,711
   Templeton Growth Securities Fund                     46,365         13.26            614,800             600,377
   Templeton Growth Securities Class 2 Fund             19,199         13.22            253,813             276,064
                                                                                   ------------        ------------
                                                                                   $187,443,209        $179,421,704
                                                                                   ============        ============

                               Supplement Page 22

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

6.  NEW INVESTMENT FUNDS AND FUND NAME CHANGES
    During 2000 the American Variable Insurance Series (AVIS) family of funds changed its name to American Funds Insurance Series (AFIS), the BT Insurance Fund Trust family of funds changed its name to Deutsche Asset Management VIT Funds Trust, the Delaware Group Premium Fund, Inc. family of funds changed its name to Delaware Group Premium Fund (DGPF) and the Templeton Variable Products Series fund family changed its name to Franklin Templeton Variable Insurance Products Trust. During 2000 the Delaware Premium Delchester Series changed its name to the DGPF High Yield Series, the Templeton International Fund changed its name to the Templeton International Securities Fund, the Templeton International Class 2 Fund changed its name to the Templeton International Securities Class 2 Fund, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund, the Templeton Stock Fund changed its name to the Templeton Growth Securities Fund and the Templeton Stock Class 2 Fund changed its name to the Templeton Growth Securities Class 2 Fund. During 2000 the Fidelity VIP Growth Fund, the Fidelity VIP High Income Fund and the JanusAspen Series Global Technology Fund became available as investment options for Variable Account contract owners.

                               Supplement Page 23

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEET -- STATUTORY BASIS
(UNAUDITED)

                                                              JUNE 30
                                                              2000        1999
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $22,358.3   $24,259.7
------------------------------------------------------------
Preferred stocks                                                  255.0       243.2
------------------------------------------------------------
Unaffiliated common stocks                                        163.7       170.9
------------------------------------------------------------
Affiliated common stocks                                          657.9       322.1
------------------------------------------------------------
Mortgage loans on real estate                                   4,226.7     4,088.2
------------------------------------------------------------
Real estate                                                       279.5       440.8
------------------------------------------------------------
Policy loans                                                    1,676.7     1,609.9
------------------------------------------------------------
Other investments                                                 487.3       440.9
------------------------------------------------------------
Cash and short-term investments                                 1,111.6     1,414.6
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     31,216.7    32,990.3
------------------------------------------------------------
Premiums and fees in course of collection                         198.3       (71.0)
------------------------------------------------------------
Accrued investment income                                         446.4       473.0
------------------------------------------------------------
Reinsurance recoverable                                           135.0       221.3
------------------------------------------------------------
Funds withheld by ceding companies                                 71.7        36.5
------------------------------------------------------------
Federal income taxes recoverable from parent company              111.1        89.5
------------------------------------------------------------
Company owned policies and contracts                              179.5        19.1
------------------------------------------------------------
Goodwill                                                           40.8        47.6
------------------------------------------------------------
Other admitted assets                                              61.1        62.6
------------------------------------------------------------
Separate account assets                                        47,854.4    41,079.4
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $80,315.0   $74,948.3
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $12,411.7   $12,399.1
------------------------------------------------------------
Other policyholder funds                                       15,613.3    16,705.8
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       803.2     1,217.8
------------------------------------------------------------
Funds held under reinsurance treaties                             832.2       810.6
------------------------------------------------------------
Asset valuation reserve                                           520.8       488.4
------------------------------------------------------------
Interest maintenance reserve                                       35.5       122.5
------------------------------------------------------------
Other liabilities                                                 491.2       427.3
------------------------------------------------------------
Net transfers due from separate accounts                         (900.0)     (789.2)
------------------------------------------------------------
Separate account liabilities                                   47,854.4    41,079.4
------------------------------------------------------------  ---------   ---------
Total liabilities                                              77,662.3    72,461.7
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding -- 10 million (owned by
  Lincoln National Corporation)                                    25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 2,006.1     1,942.6
------------------------------------------------------------
Unassigned surplus -- deficit                                    (628.4)     (731.0)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,652.7     2,486.6
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $80,315.0   $74,948.3
------------------------------------------------------------  =========   =========

See accompanying notes.

Supplement Page 24

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS -- STATUTORY BASIS (UNAUDITED)

                                                              SIX MONTH PERIOD
                                                              ENDED JUNE 30
                                                              2000       1999
                                                              --------   --------
                                                              (IN MILLIONS)
                                                              -------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $3,970.6   $3,666.0
------------------------------------------------------------
Net investment income                                          1,077.1    1,100.7
------------------------------------------------------------
Amortization of the interest maintenance reserve                  11.9       12.9
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded          316.9      380.7
------------------------------------------------------------
Expense charges on deposit funds                                  78.8       83.8
------------------------------------------------------------
Separate account investment management and administration
service fees                                                     290.2      210.3
------------------------------------------------------------
Other income                                                      30.1       68.8
------------------------------------------------------------  --------   --------
Total revenues                                                 5,775.6    5,523.2
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                               4,176.1    4,459.7
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses        1,227.3      635.7
------------------------------------------------------------  --------   --------
Total benefits and expenses                                    5,403.4    5,095.4
------------------------------------------------------------  --------   --------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                      372.2      427.8
------------------------------------------------------------
Dividends to policyholders                                        38.4       41.3
------------------------------------------------------------  --------   --------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                 333.8      386.5
------------------------------------------------------------
Federal income taxes                                              27.7      104.3
------------------------------------------------------------  --------   --------
Gain (loss) from operations before net realized gain on
investments                                                      306.1      282.2
------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax
expense and excluding net transfers to the interest
maintenance reserve                                              (14.4)      58.4
------------------------------------------------------------  --------   --------
Net income (loss)                                             $  291.7   $  340.6
------------------------------------------------------------  ========   ========

See accompanying notes.                                       Supplement Page 25

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS (UNAUDITED)

                                                              SIX MONTH PERIOD
                                                              ENDED JUNE 30
                                                              2000       1999
                                                              --------   --------
                                                              (IN MILLIONS)
                                                              -------------------
Capital and surplus at beginning of period                    $2,526.5   $2,564.5
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income                                                       291.7      340.6
------------------------------------------------------------
Difference in cost and admitted investment amounts                22.2       (4.9)
------------------------------------------------------------
Nonadmitted assets                                                (7.3)     (12.1)
------------------------------------------------------------
Amortization of gain on reinsurance of disability income
business                                                          (4.0)
------------------------------------------------------------
Asset valuation reserve                                          (29.9)      (3.9)
------------------------------------------------------------
Paid-in surplus, including contribution of common stock of
affiliated company in 2000                                        63.5       12.4
------------------------------------------------------------
Dividends to shareholder                                        (210.0)    (410.0)
------------------------------------------------------------  --------   --------
Capital and surplus at end of period                          $2,652.7   $2,486.6
------------------------------------------------------------  ========   ========

See accompanying notes.

Supplement Page 26

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS -- STATUTORY BASIS
(UNAUDITED)

                                                              SIX MONTH PERIOD ENDED
                                                              JUNE 30
                                                              2000         1999
                                                              -----------------------
                                                              (IN MILLIONS)
                                                              -----------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 3,821.2    $ 3,914.3
------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
reinsurance ceded                                                 451.8        190.0
------------------------------------------------------------
Investment income received                                      1,048.5      1,040.9
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      290.2        210.3
------------------------------------------------------------
Benefits paid                                                  (4,965.8)    (4,282.8)
------------------------------------------------------------
Insurance expenses paid                                        (1,050.0)      (804.3)
------------------------------------------------------------
Federal income taxes recovered (paid)                             (80.1)      (128.5)
------------------------------------------------------------
Dividends to policyholders                                        (39.4)       (38.8)
------------------------------------------------------------
Other income received and expenses paid, net                      (72.3)       214.4
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) operating activities              (595.9)       315.5
------------------------------------------------------------
INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      2,209.0      3,448.9
------------------------------------------------------------
Purchase of investments                                        (1,691.5)    (3,848.4)
------------------------------------------------------------
Other sources (uses) including reinsured policy loans             132.3        310.8
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) investing activities               649.8        (88.7)
------------------------------------------------------------
FINANCING ACTIVITIES
Surplus paid-in                                                    63.5         12.4
------------------------------------------------------------
Repayment of borrowings from shareholder                         (205.0)      (140.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (210.0)      (410.0)
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) financing activities              (351.5)      (537.6)
------------------------------------------------------------  ---------    ---------
Net increase (decrease) in cash and short-term investments       (297.6)      (310.8)
------------------------------------------------------------
Cash and short-term investments at beginning of period          1,409.2      1,725.4
------------------------------------------------------------  ---------    ---------
Cash and short-term investments at end of period              $ 1,111.6    $ 1,414.6
------------------------------------------------------------  =========    =========

NOTES TO FINANCIAL STATEMENTS --
STATUTORY BASIS (UNAUDITED)

1. BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of The Lincoln National Life Insurance Company (the "Company") have been prepared in accordance with the accounting practices prescribed or permitted by the Indiana Insurance Department (the "Department"), except that they do not contain complete notes. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future. These financial statements are unaudited and include all adjustments (consisting of normal recurring accruals) necessary for a fair presentation of the results, in accordance with the accounting basis described above. For further information, refer to the statutory-basis financial statements and notes as of December 31, 1999, 1998, and 1997 included in this registration statement.

Operating results for the six months ended June 30, 2000 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2000.

See accompanying notes.                                       Supplement Page 27

                                    PART II
                        FEES AND CHARGES REPRESENTATION

    Lincoln Life represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                          UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                INDEMNIFICATION

        (a) Brief description of indemnification provisions.

           In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

           In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

           Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

        (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


    This Post-Effective Amendment No. 2 to the registration statement comprises the following papers and documents:



       The facing sheet;
       A cross-reference sheet (reconciliation and tie);
       A Supplement of 27 pages; All disclosure not modified by this Supplement remains unchanged from that contained in the Prospectus filed as part of Post-Effective Amendment No. 1 to this Registration Statement, which Prospectus is hereby incorporated herein by this reference.
       The undertaking to file reports;
       The signatures;
       Written consents of the following persons:
           Robert A. Picarello, Esq.

1.        The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:
     (1)  Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(2)
     (2)  Not applicable.
     (3)  (a)       Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial
                    Advisors Corp.(15)
          (b)       Commission Schedule for Variable Life Policies.(5)
     (4)  Not applicable.
     (5)  (a)       Proposed Form of Policy LN 680(12)
          (b)       Proposed Form of Application(2)
          (c)       Riders.(2)
     (6)  (a)       Articles of Incorporation of The Lincoln National Life Insurance Company.(1)
          (b)       Bylaws of The Lincoln National Life Insurance Company.(1)
     (7)  Not applicable.
     (8)  Fund Participation Agreements.
          Forms of Agreements between The Lincoln National Life Insurance Company and:
          (a)       AIM Variable Insurance Funds, Inc.(9)
          (b)       American Variable Insurance Series(14)
          (c)       Baron Capital Funds Trust(10)
          (d)       BT Insurance Funds Trust.(6)
          (e)       Delaware Group Premium Fund, Inc.(3)
          (f)       Fidelity Variable Insurance Products Fund.(4)
          (g)       Fidelity Variable Insurance Products Fund II.(4)
          (h)       Fidelity Variable Insurance Products Fund III(9)
          (i)       Janus Aspen Series(10)
          (j)       Lincoln National Funds(11)
          (k)       MFS-Registered Trademark- Variable Insurance Trust.(5)
          (l)       Neuberger & Berman Advisers Management Trust(10)
          (m)       Templeton Variable Products Series Fund.(13)
          (n)       OCC Accumulation Trust.(6)
     (9)  Services Agreement between The Lincoln National Life Insurance Co. and Delaware Management Co.(7)
    (10)  See Exhibit 1.(5)
2.        See Exhibit 1.(5)
3.        Opinion and Consent of Robert A. Picarello, Esq.
4.        Not applicable.
5.        Not applicable.
6.        Opinion and Consent of Vaughn Robbins, F.S.A.--Not Applicable For This Filing
7.        Consent of Ernst & Young LLP, Independent Auditors.--Not Applicable For This Filing
8.        Not applicable.


------------------------
(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) filed on December 5, 1996.
(2) Incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.
(3) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-25990) filed on April 22, 1998.
(4) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-04999) filed on September 30, 1998.
(5) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42479) filed on April 28, 1998.
(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-42479) filed on May 12, 1998.
(7) Incorporated by reference to Registration Statement on Form S-6 (File No. 33-40745) filed on November 21, 1997.
(8) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-42479) filed on December 30, 1998.
(9) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-40937) filed on April 28, 1999.
(10) Incorporated by reference to the amendment to Post-Effective Amendment
     No. 3 on Form N-4 (File No. 333-50817) filed on April 23, 1999.

(11) Lincoln National Funds (Eleven Separate Agreements):

    LN Aggressive Growth Fund, Inc., incorporated by reference to Post Effective Amendment No. 8 to the Registration Statement on Form N-1A (File
    No. 33-70742) filed on April 16, 1999.

    LN Bond Fund, Inc., incorporated by reference to Post Effective Amendment No. 21 to the Registration Statement on Form N-1A (File No. 2-80746) filed on April 16, 1999.

    LN Capital Appreciation Fund, Inc., incorporated by reference to Post Effective Amendment No. 7 to the Registration Statement on Form N-1A (File No. 33-70272) filed on April 16, 1999.

    LN Equity-Income Fund, Inc., incorporated by reference to Post Effective Amendment No. 7 to the Registration Statement on Form N-1A (File
    No. 33-71158) filed on April 16, 1999.

    LN Global Asset Allocation Fund, Inc., incorporated by reference to Post Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-13530) filed on April 16, 1999.

    LN Growth and Income Fund, Inc., incorporated by reference to Post Effective Amendment No. 20 to the Registration Statement on Form N-1A (File
    No. 2-80741) filed on April 16, 1999.

    LN International Fund, Inc., incorporated by reference to Post Effective Amendment No. 11 to the Registration Statement on Form N-1A (File
    No. 33-38335) filed on April 16, 1999.

    LN Managed Fund, Inc., incorporated by reference to Post Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 2-82276) filed on April 16, 1999.

    LN Money Market Fund, Inc., incorporated by reference to Post Effective Amendment No. 20 to the Registration Statement on Form N-1A (File
    No. 2-80743) filed on April 16, 1999.

    LN Social Awareness Fund, Inc., incorporated by reference to Post Effective Amendment No. 13 to the Registration Statement on Form N-1A (File
    No. 33-19896) filed on April 16, 1999.

    LN Special Opportunities Fund, Inc., incorporated by reference to Post Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-80731) filed on April 16, 1999.
(12) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-82663) filed on July 12, 1999.
(13) Incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-40937) filed on December 17, 1999.
(14) Incorporated by reference to Post-Effective Amendment No. 1 (File No. 333-72875) filed on October 15, 1999.

(15) Incorporated by reference to Post-Effective Amendment No. 1 (File No. 333-82663) filed on April 13, 2000.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account M (File No. 333-82663), has caused this Post-Effective Amendment No. 2 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 25th day of August, 2000. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

                                     LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                     ACCOUNT M
                                     (REGISTRANT)

                                     by:              /s/ GARY W. PARKER
                                       -----------------------------------------
                                                  Gary W. Parker
                                              SENIOR VICE PRESIDENT
                                       THE LINCOLN NATIONAL LIFE INSURANCE
                                                    COMPANY

                                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                     (DEPOSITOR)

                                     by:              /s/ GARY W. PARKER
                                       -----------------------------------------
                                                  Gary W. Parker
                                              SENIOR VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-82663) has been signed below on August 25, 2000 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

                      SIGNATURE                                            TITLE
                      ---------                                            -----
                 /s/ JON A. BOSCIA*                    President and Director
     -------------------------------------------       (Principal Executive Officer)
                    Jon A. Boscia

                 /s/ JOHN H. GOTTA*                    Chief Executive Officer of Life Insurance,
     -------------------------------------------       Senior Vice President, Assistant Secretary,
                    John H. Gotta                      and Director

               /s/ LORRY J. STENSRUD*                  Chief Executive Officer of Annuities,
     -------------------------------------------       Executive Vice President and Director
                  Lorry J. Stensrud

              /s/ LAWRENCE T. ROWLAND*                 Executive Vice President and Director
     -------------------------------------------
                 Lawrence T. Rowland

                  /s/ JANET CHRAZN*                    Senior Vice President, Chief Financial Officer
     -------------------------------------------       and Director (Principal Financial Officer)
                    Janet Chrazn

                 /s/ KEITH J. RYAN*                    Vice President, Controller and Chief
     -------------------------------------------       Accounting Officer
                    Keith J. Ryan                      (Principal Accounting Officer)

               /s/ TODD R. STEPHENSON*                 Senior Vice President and Treasurer
     -------------------------------------------
                 Todd R. Stephenson

                /s/ STEPHEN H. LEWIS*                  Director
     -------------------------------------------
                  Stephen H. Lewis

               /s/ C.E. HALDEMAN, JR.*                 Director
     -------------------------------------------
              Charles E. Haldeman, Jr.

               /s/ RICHARD C. VAUGHAN*                 Director
     -------------------------------------------
                 Richard C. Vaughan

*By            /s/ Gary W. Parker
   ----------------------------------------
   Gary W. Parker, pursuant to a Power of Attorney
    filed with this Post-Effective Amendment No. 2
          to the Registration Statement.

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 28th day of January, 2000.

                   SIGNATURE                                                  TITLE
                   ---------                                                  -----
               /s/ JON A. BOSCIA                  President and Director
     --------------------------------------
                 Jon A. Boscia

               /s/ JOHN H. GOTTA                  Chief Executive Officer of Life Insurance,
     --------------------------------------       Senior Vice President, Assistant Secretary, and Director
                 John H. Gotta

             /s/ STEPHEN H. LEWIS*                Interim Chief Executive Officer of Annuities,
     --------------------------------------       Senior Vice President and Director
                Stephen H. Lewis

            /s/ TODD R. STEPHENSON*               Senior Vice President, Chief Financial Officer
     --------------------------------------       and Assistant Treasurer
               Todd R. Stephenson

             /s/ H. THOMAS MCMEEKIN               Director
     --------------------------------------
               H. Thomas McMeekin

             /s/ RICHARD C. VAUGHAN               Director
     --------------------------------------
               Richard C. Vaughan

*For: Stephen H. Lewis and Todd R. Stephenson

STATE OF INDIANA
                                                  SS:
COUNTY OF ALLEN
                                                  Subscribed and sworn to before me this
                                                  28th day of January, 2000.

                                                  /s/ Janet L. Lindenberg
                                                  --------------------------------------------------
                                                  Notary Public

                                                  Commission Expires: 7-10-2001

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 31st day of January, 2000.

                   SIGNATURE                                                  TITLE
                   ---------                                                  -----
            /s/ LAWRENCE T. ROWLAND*              Executive Vice President and Director
     --------------------------------------
              Lawrence T. Rowland

               /s/ KEITH J. RYAN*                 Vice President, Controller and Chief Accounting Officer
     --------------------------------------
                 Keith J. Ryan

*For: Lawrence T. Rowland and Keith J. Ryan

STATE OF INDIANA
                                                  SS:
COUNTY OF ALLEN
                                                  Subscribed and sworn to before me this
                                                  31st day of January, 2000.

                                                  /s/ Janet L. Lindenberg
                                                  --------------------------------------------------
                                                  Notary Public

                                                  Commission Expires: 7-10-2001

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 9th day of August, 2000.

                      SIGNATURE                                            TITLE
                      ---------                                            -----
                                                       President and Director
     -------------------------------------------
                    Jon A. Boscia

                                                       Chief Executive Officer of Life Insurance,
     -------------------------------------------       Senior Vice President, Assistant Secretary,
                    John H. Gotta                      and Director

                                                       Chief Executive Officer of Annuities,
     -------------------------------------------       Executive Vice President and Director
                  Lorry J. Stensrud

                                                       Executive Vice President and Director
     -------------------------------------------
                 Lawrence T. Rowland

                                                       Senior Vice President, Chief Financial Officer
     -------------------------------------------       and Director
                    Janet Chrzan

                                                       Vice President, Controller and Chief
     -------------------------------------------       Accounting Officer
                    Keith J. Ryan

               /s/ C. E. HALDEMAN, JR.                 Director
     -------------------------------------------
              Charles E. Haldeman, Jr.

                                                       Director
     -------------------------------------------
                 Richard C. Vaughan

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 11th day of August, 2000.



                   SIGNATURE                                                 TITLE
                   ---------                                                 -----

                                                  President and Director
     --------------------------------------
                 Jon A. Boscia

                                                  Chief Executive Officer of Life Insurance, Senior Vice
     --------------------------------------       President, Assistant Secretary, and Director
                 John H. Gotta

                                                  Chief Executive Officer of Annuities, Executive Vice
     --------------------------------------       President and Director
               Lorry J. Stensrud

                                                  Executive Vice President and Director
     --------------------------------------
              Lawrence T. Rowland

                /s/ JANET CHRZAN                  Senior Vice President, Chief Financial Officer and Director
     --------------------------------------
                  Janet Chrzan

                                                  Vice President, Controller and Chief Accounting Officer
     --------------------------------------
                 Keith J. Ryan

                                                  Director
     --------------------------------------
            Charles E. Haldeman, Jr.

                                                  Director
     --------------------------------------
               Richard C. Vaughan
STATE OF INDIANA
                                                  SS:
COUNTY OF ALLEN
                                                  Subscribed and sworn to before me this
                                                  11th day of August, 2000.

                                                  /s/ Janet L. Lindenberg
                                                  ------------------------------------------------

                                                  Notary Public

                                                  Commission Expires: July 10, 2001

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 11th day of August, 2000.

                   SIGNATURE                                                 TITLE
                   ---------                                                 -----

                                                  President and Director
     --------------------------------------
                 Jon A. Boscia

                                                  Chief Executive Officer of Life Insurance, Senior Vice
     --------------------------------------       President, Assistant Secretary, and Director
                 John H. Gotta

             /s/ LORRY J. STENSRUD                Chief Executive Officer of Annuities, Executive Vice
     --------------------------------------       President and Director
               Lorry J. Stensrud

                                                  Executive Vice President and Director
     --------------------------------------
              Lawrence T. Rowland

                                                  Senior Vice President, Chief Financial Officer and Director
     --------------------------------------
                  Janet Chrzan

                                                  Vice President, Controller and Chief Accounting Officer
     --------------------------------------
                 Keith J. Ryan

                                                  Director
     --------------------------------------
            Charles E. Haldeman, Jr.

                                                  Director
     --------------------------------------
               Richard C. Vaughan
STATE OF INDIANA
                                                  SS:
COUNTY OF ALLEN
                                                  Subscribed and sworn to before me this
                                                  11th day of August, 2000.

                                                  /s/ Sharlene K. Geer
                                                  ------------------------------------------------

                                                  Notary Public

                                                  Commission Expires: 2/29/08